UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-1241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Semiannual Report February 28, 2006

EATON VANCE
ASIAN
SMALL
COMPANIES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Asian Small Companies Fund as of February 28, 2006

INVESTMENT UPDATE

Cho Yu Kooi

Portfolio Manager

The Fund

Performance for the Past Six Months

•             The Fund’s Class A shares had a total return of 29.81% for the six months ended February 28, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $24.52 on February 28, 2006 from $18.90 on August 31, 2005, and the reinvestment of $0.0146 per share in dividends. The Class A NAVs and dividends per share have been restated to reflect the effects of a stock split effective on November 11, 2005.

•             The Fund’s Class B shares had a total return of 29.51% for the six months ended February 28, 2006.(1) This return resulted from an increase in NAV per share to $24.49 on February 28, 2006 from $18.91 on August 31, 2005.

•             For comparison, the Morgan Stanley Capital International All Country Asia Pacific Index — a broad-based, unmanaged index of common stocks traded in developed and emerging markets in the Asia-Pacific region — had a total return of 23.89% for the six-months ended February 28, 2006.(2)

Management Discussion

•             Most countries in Asia saw positive domestic demand momentum during the past six months, driven by buoyant consumer spending and an increase in private investment. With rising employment and higher wages, Asian consumers have bolstered their local economies. In an encouraging trend, there has also been evidence of rising capacity utilization and the need to add to capacity. Furthermore, Asian central banks have generally maintained a less stringent monetary policy, with interest rate increases generally lagging the U.S. Federal Reserve. Indonesia, Thailand and Hong Kong have been the exceptions, with rates having been raised in line with the U.S. in response to the potential inflation threat from high oil prices, as well as the pressure created by Hong Kong’s currency, which is pegged to the U.S. dollar.

•             The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund (“Portfolio”). The Portfolio has maintained its strategy of investing in emerging growth companies that Fund management believes have solid long-term growth prospects, high return on capital, strong free cash flow generation and high-quality management. A smaller portion of the Portfolio has been invested in undervalued or restructured companies where it was believed that company management had taken steps to unlock value or implement a turnaround.

•             The Portfolio’s focus on the trend of increasing domestic demand in Asia contributed to its outperformance during the period, as stocks of companies that are benefiting from higher consumer spending performed well. In addition, the Portfolio’s investments in undervalued companies, including a service residence operator and a wireless communications firm, also made strong contributions. In both cases, the company management teams have undertaken capital management initiatives to unlock value.

•             Consumer stocks made the biggest contribution to the Portfolio’s performance during the period. High-end fashion apparel and travel and education services have seen particularly strong earnings growth and stock price appreciation. Specifically, the Portfolio’s holdings of a tour company and an education provider were among the strongest contributors.

•             Technology stocks were among the weakest performers during the period, as global demand for technology products lagged, resulting in a shortfall of earnings in this sector. The Portfolio’s holdings of a glass lens and digital camera maker and a manufacturer of electronic testing equipment were the most significant detractors.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Asian Small Companies Fund as of February 28, 2006

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	42.53%	41.89%
Five Years	23.38	22.74
Life of Fund†	28.95	20.28

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	34.32%	36.89%
Five Years	21.93	22.57
Life of Fund†	27.86	20.28

†             Inception dates: Class A: 3/1/99; Class B: 10/8/99. Class I shares had not commenced operations as of February 28, 2006.

(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Country Weightings(2)

(2) Country weightings are shown as a percentage of total investments as of 2/28/06. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Holdings(3)

By Portfolio net assets

Raffles Education Corp. Ltd.	3.4%
Johnson Health Tech Co. Ltd.	3.1
Hana Tour Service Inc.	3.0
Hanmi Pharmaceutical Co. Ltd.	2.9
Ezra Holdings Ltd.	2.8
Ports Design Ltd.	2.7
Motech Industries Inc.	2.6
Fursys, Inc.	2.5
The Ascott Group Ltd.	2.4
Pantai Holdings BHD	2.4

(3) Ten Largest Holdings represented 27.8% of Portfolio net assets as of 2/28/06. Holdings are subject to change due to active management.

3

Eaton Vance Asian Small Companies Fund as of February 28, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and(2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 – February 28, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Asian Small Companies Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,298.10	$12.31
Class B	$1,000.00	$1,295.10	$15.14

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.10	$10.79
Class B	$1,000.00	$1,011.60	$13.27

*            Expenses are equal to the Fund’s annualized expense ratio of 2.16% for Class A shares and 2.66% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Asian Small Companies Fund as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investment in Asian Small Companies Portfolio, at value (identified cost, $115,969,504)	$147,480,139
Receivable for Fund shares sold	3,135,910
Prepaid expenses	2,606
Total assets	$150,618,655
Liabilities
Payable to affiliate for distribution and service fees	$67,588
Payable for Fund shares redeemed	42,654
Payable to affiliate for management fees	26,621
Accrued expenses	12,044
Total liabilities	$148,907
Net Assets	$150,469,748
Sources of Net Assets
Paid-in capital	$117,910,306
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	804,034
Accumulated undistributed net investment income	244,773
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	31,510,635
Total	$150,469,748
Class A Shares
Net Assets	$122,736,053
Shares Outstanding	5,005,724
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.52
Maximum Offering Price Per Share (100 ÷ 94.25 of $24.52)	$26.02
Class B Shares
Net Assets	$27,733,695
Shares Outstanding	1,132,522
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.49
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $75,714)	$1,259,188
Interest allocated from Portfolio	39,893
Expenses allocated from Portfolio	(555,377)
Net investment income from Portfolio	$743,704
Expenses
Management fee	$116,371
Trustees' fees and expenses	735
Distribution and service fees
Class A	188,690
Class B	88,105
Transfer and dividend disbursing agent fees	54,190
Registration fees	18,010
Printing and postage	12,198
Legal and accounting services	11,221
Custodian fee	7,615
Miscellaneous	1,447
Total expenses	$498,582
Net investment income	$245,122
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,167,055
Foreign currency transactions	(128,465)
Net realized gain	$3,038,590
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$22,253,054
Foreign currency	35,007
Net change in unrealized appreciation (depreciation)	$22,288,061
Net realized and unrealized gain	$25,326,651
Net increase in net assets from operations	$25,571,773

See notes to financial statements

5

Eaton Vance Asian Small Companies Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income	$245,122	$225,026
Net realized gain (loss) from investment transactions and foreign currency	3,038,590	(2,090,561)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	22,288,061	13,621,194
Net increase in net assets from operations	$25,571,773	$11,755,659
Distributions to shareholders — From net investment income Class A	$(52,219)	$—
From net realized gain Class A	—	(4,492,230)
Class B	—	(2,488,732)
Total distributions to shareholders	$(52,219)	$(6,980,962)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$57,208,355	$30,996,203
Class B	11,804,906	5,279,382
Net asset value of shares issued to shareholders in payment of distributions declared Class A	34,554	3,392,855
Class B	—	1,698,802
Cost of shares redeemed Class A	(7,335,052)	(16,128,980)
Class B	(944,472)	(2,781,084)
Net asset value of shares exchanged Class A	99,690	37,418
Class B	(99,690)	(37,418)
Redemption Fees	6,040	4,611
Net increase in net assets from Fund share transactions	$60,774,331	$22,461,789
Net increase in net assets	$86,293,885	$27,236,486
Net Assets
At beginning of period	$64,175,863	$36,939,377
At end of period	$150,469,748	$64,175,863
Accumulated undistributed net investment income included in net assets
At end of period	$244,773	$51,870

See notes to financial statements

6

Eaton Vance Asian Small Companies Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)(2)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)	2001(1)(2)
Net asset value — Beginning of period	$18.900		$17.250	$15.520	$11.850	$9.860	$13.090
Income (loss) from operations
Net investment income (loss)	$0.065		$0.115	$(0.035)	$0.237	$(0.137)	$(0.145)
Net realized and unrealized gain (loss)	5.569		4.949	2.186	3.424	2.127	(2.521)
Total income (loss) from operations	$5.634		$5.064	$2.151	$3.661	$1.990	$(2.666)
Less distributions
From net investment income	$(0.015)		$—	$(0.077)	$—	$—	$—
From net realized gain	—		(3.416)	(0.350)	—	—	(0.564)
Total distributions	$(0.015)		$(3.416)	$(0.427)	$—	$—	$(0.564)
Redemption fees*	$0.001		$0.002	$0.006	$0.009	$—	$—
Net asset value — End of period	$24.520		$18.900	$17.250	$15.520	$11.850	$9.860
Total Return(3)	29.81%		33.53%	13.69%	30.94%	20.12%	(20.89)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$122,736		$52,018	$29,002	$15,121	$2,349	$340
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.16	%(6)	2.44%	2.50%	2.47%	2.52%	2.78%
Net expenses after custodian fee reduction(4)	2.16	%(6)	2.44%	2.50%	2.47%	2.49%	2.50%
Net investment income (loss)	0.61	%(6)	0.65%	(0.19)%	1.93%	(1.13)%	(1.38)%
Portfolio Turnover of the Portfolio	17%		96%	120%	112%	83%	109%

†(5)  The operating expenses of the Fund and the Portfolio may reflect a reduction of the management fee and/or distribution fee and/or investment adviser fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	—	2.48%	—	3.54%	7.41%	7.84%
Expenses after custodian fee reduction(4)	—	2.48%	—	3.54%	7.38%	7.56%
Net investment income (loss)	—	0.61%	—	0.86%	(6.02)%	(6.44)%
Net investment income (loss) per share	—	$0.199	—	$0.195	$(1.348)	$(1.251)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.8437186-for-1 stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses.

(5)  A contractual reimbursement was discontinued effective September 1, 2003.

(6)  Annualized.

*  Certain prior year amounts have been reclassed to conform to the current year presentation.

See notes to financial statements

7

Eaton Vance Asian Small Companies Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$18.910		$19.940	$18.200	$13.980	$11.700	$16.070
Income (loss) from operations
Net investment income (loss)	$0.015		$0.016	$(0.118)	$0.129	$(0.204)	$(0.234)
Net realized and unrealized gain (loss)	5.564		5.249	2.566	4.091	2.484	(3.096)
Total income (loss) from operations	$5.579		$5.265	$2.448	$4.220	$2.280	$(3.330)
Less distributions
From net investment income	$—		$—	$(0.065)	$—	$—	$—
From net realized gain	—		(6.299)	(0.645)	—	—	(1.040)
Total distributions	$—		$(6.299)	$(0.710)	$—	$—	$(1.040)
Redemption fees*	$0.001		$0.004	$0.002	$—	$—	$—
Net asset value — End of period	$24.490		$18.910	$19.940	$18.200	$13.980	$11.700
Total Return(2)	29.51%		32.88%	13.15%	30.19%	19.49%	(21.64)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$27,734		$12,158	$7,938	$2,346	$853	$14
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.66	%(5)	2.94%	3.00%	2.97%	3.03%	3.28%
Net expenses after custodian fee reduction(3)	2.66	%(5)	2.94%	3.00%	2.97%	3.00%	3.00%
Net investment income (loss)	0.14	%(5)	0.09%	(0.56)%	0.91%	(1.40)%	(1.88)%
Portfolio Turnover of the Portfolio	17%		96%	120%	112%	83%	109%

†(4)  The operating expenses of the Fund and the Portfolio may reflect a reduction of the management fee and/or distribution fee and/or investment adviser fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(3)	—	2.98%	—	4.06%	6.64%	10.80%
Expenses after custodian fee reduction(3)	—	2.98%	—	4.06%	6.61%	10.52%
Net investment income (loss)	—	0.05%	—	(0.18)%	(5.01)%	(9.40)%
Net investment income (loss) per share	—	$0.009	—	$(0.026)	$(0.730)	$(1.170)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses.

(4)  A contractual reimbursement was discontinued effective September 1, 2003.

(5)  Annualized.

*  Certain prior year amounts have been reclassed to conform to the current year presentation.

See notes to financial statements

8

Eaton Vance Asian Small Companies Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. As of February 28, 2006, Class I shares had not commenced operations. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (43.1% at February 28, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2005, the Fund for federal income tax purposes, had a capital loss carryover of $1,802,060 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on August 31, 2013.

At August 31, 2005, net capital losses of $252,217 attributable to security transactions incurred after October 31, 2004, are treated as arising on the first day of the Fund's taxable year ending August 31, 2006.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Redemption Fees — Upon the redemption or exchange of shares held by Class A and Class I shareholders for less than 90 days, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $6,040 for the six months ended February 28, 2006.

9

Eaton Vance Asian Small Companies Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Other — Investment transactions are accounted for on a trade-date basis.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)
Sales	2,589,618	1,743,664
Issued to shareholders electing to receive payments of distributions in Fund shares	1,612	216,902
Redemptions	(341,719)	(892,373)
Exchange from Class B shares	4,511	2,091
Net increase	2,254,022	1,070,284
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	538,390	293,209
Issued to shareholders electing to receive payments of distributions in Fund shares	—	108,204
Redemptions	(44,091)	(154,739)
Exchange to Class A shares	(4,586)	(1,998)
Net increase	489,713	244,676

(1)  Transactions have been restated to reflect the effects of a 1.8437186-for-1 stock split effective on November 11, 2005.

4  Management Fee and Other Transactions
with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. EVM receives a monthly fee equal to 0.25% annually of average daily net assests up to $500 million. This fee declines at intervals about $500 million. For the six months ended February 28, 2006, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $116,371. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended February 28, 2006, EVM earned $4,701 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $148,000 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2006.

10

Eaton Vance Asian Small Companies Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5  Distribution Plan

The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to (a) 0.50% (annualized) of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% (annualized) of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund accrued approximately $165,040 and $66,079 for Class A and Class B shares, respectively, payable to EVD for the six months ended February 28, 2006, representing approximately 0.44%, and 0.75% (annualized) of the average daily net assets for Class A and Class B shares, respectively. At February 28, 2006, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $859,000 for Class B shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. The Class B Plan authorizes the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2006, amounted to approximately $23,650 and $22,026 for Class A and Class B shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A purchased at net asset value in amounts of $1 million or more made within 12 months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within twelve months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $22,000 and $21,000 of CDSC paid by Class A and Class B shareholders, respectively, for the six months ended February 28, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $66,576,506 and $8,912,219 respectively, for the six months ended February 28, 2006.

8  Stock Split

On October 17, 2005, the Trustees of the Fund approved a 1.8437186-for-1 stock split for Class A shares effective November 11, 2005. The stock split will have no impact on the overall value of the shareholder's investment in the Fund.

9  Subsequent Event

Effective March 27, 2006, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Limited agreed to assume a portion of the expenses of the Fund equal to 0.05% annually of the Fund's average daily net assets.

11

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
China — 3.5%
Printing & Packaging — 1.7%
Vision Grande Group Holdings Ltd.	6,642,000	$5,906,930
		$5,906,930
Personal Products — 1.8%
Beauty China Holdings Ltd.	12,255,000	$6,071,983
		$6,071,983
Total China (identified cost $8,091,317)		$11,978,913
Hong Kong — 7.6%
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Fairwood Holdings Ltd.	7,674,000	$6,161,204
		$6,161,204
Household Durables — 0.8%
Chitaly Holdings Ltd.	5,134,000	$2,613,767
		$2,613,767
Textiles, Apparel & Luxury Goods — 4.8%
Peace Mark Holdings Ltd.	16,714,000	$7,235,647
Ports Design Ltd.	7,332,000	9,382,849
		$16,618,496
Transportation Infrastructure — 0.2%
Hong Kong Aircraft Engineering Co. Ltd.	84,000	$662,876
		$662,876
Total Hong Kong (identified cost $16,378,440)		$26,056,343

India — 7.9%
Security	Shares	Value
Auto Components — 0.8%
Motor Industries Co. Ltd.	38,300	$2,533,410
		$2,533,410
Chemicals — 1.8%
United Phosphorus	1,005,180	$6,126,706
		$6,126,706
Electrical Equipment — 2.8%
ABB Ltd.	61,000	$3,496,241
Siemens India Ltd.	60,500	6,131,548
		$9,627,789
Industrial Conglomerates — 1.5%
Sintex Industries Ltd.	1,200,430	$5,183,550
		$5,183,550
Software — 1.0%
Financial Technologies (India) Ltd.	122,707	$3,545,560
		$3,545,560
Total India (identified cost $13,610,427)		$27,017,015
Indonesia — 0.2%
Security	Shares	Value
Containers & Packaging — 0.2%
PT Dynaplast Tbk	5,065,000	$634,332
		$634,332
Total Indonesia (identified cost $659,215)		$634,332

See notes to financial statements

12

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Malaysia — 7.0%
Security	Shares	Value
Construction Materials — 1.5%
Lafarge Malayan Cement Berhad	26,043,000	$5,222,620
		$5,222,620
Electronic Equipment & Instruments — 1.7%
Uchi Technologies BHD	6,748,000	$5,911,884
		$5,911,884
Health Care Providers & Services — 2.4%
Pantai Holdings BHD	14,916,400	$8,150,819
		$8,150,819
Wireless Telecommunication Services — 1.4%
Digi.Com Berhad(1)	2,059,500	$4,850,774
		$4,850,774
Total Malaysia (identified cost $19,902,218)		$24,136,097
Philippines — 1.1%
Security	Shares	Value
Food Products — 1.1%
Universal Robina Corp.	10,589,200	$3,740,861
		$3,740,861
Total Philippines (identified cost $3,572,478)		$3,740,861
Republic of Korea — 18.8%
Security	Shares	Value
Auto Components — 1.8%
Pyung Hwa Industrial Co. Ltd.	962,250	$6,358,833
		$6,358,833
Chemicals — 1.8%
Youlchon Chemical Co. Ltd.	564,950	$6,021,867
		$6,021,867

Security	Shares	Value
Commercial Services & Supplies — 3.3%
Fursys, Inc.	256,090	$8,499,761
S1 Corp.	65,300	2,718,009
		$11,217,770
Construction & Engineering — 2.1%
Hyundai Engineering & Construction Co.(1)	151,890	$7,309,754
		$7,309,754
Food Products — 1.9%
Binggrae Co. Ltd.	138,990	$6,496,288
		$6,496,288
Hotels, Restaurants & Leisure — 3.0%
Hana Tour Service, Inc.	155,205	$10,132,367
		$10,132,367
Leisure Equipment & Products — 2.0%
Samick Musical Instruments Co. Ltd.	3,556,350	$6,806,287
		$6,806,287
Pharmaceuticals — 2.9%
Hanmi Pharm Co. Ltd.	72,558	$10,094,150
		$10,094,150
Total Republic of Korea (identified cost $42,597,743)		$64,437,316
Singapore — 20.2%
Security	Shares	Value
Air Freight & Logistics — 1.4%
Goodpack Ltd.	4,101,000	$4,742,627
		$4,742,627
Commercial Services & Supplies — 3.4%
Raffles Education Corp. Ltd.	9,483,000	$11,687,561
		$11,687,561
Energy Equipment and Services — 1.6%
Advanced Holdings Ltd.	8,125,000	$5,487,185
		$5,487,185

See notes to financial statements

13

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing — 1.2%
Dairy Farm International Holdings Ltd.	1,137,800	$4,005,056
		$4,005,056
Health Care Equipment & Supplies — 2.1%
LMA International NV(1)	15,636,000	$7,390,041
		$7,390,041
Hotels, Restaurants & Leisure — 1.1%
Raffles Holdings Ltd.	7,871,000	$3,674,902
		$3,674,902
Marine — 2.8%
Ezra Holdings Ltd.	7,538,800	$9,620,893
		$9,620,893
Real Estate — 4.3%
Ascott Group Ltd.	14,075,000	$8,375,491
Hersing Corp. Ltd.	2,946,000	290,757
Keppel Land Ltd.	2,269,000	6,148,133
		$14,814,381
Road & Rail — 1.8%
SMRT Corp. Ltd.	8,894,000	$6,023,956
		$6,023,956
Specialty Retail — 0.5%
Pertama Holdings Ltd.	7,217,000	$1,602,640
		$1,602,640
Total Singapore (identified cost $44,834,353)		$69,049,242
Taiwan — 20.6%
Security	Shares	Value
Commercial Services & Supplies — 1.8%
Taiwan-Sogo Shinkong Security Corp.	8,179,000	$6,015,590
		$6,015,590

Security	Shares	Value
Distributors — 1.9%
Test-Rite International Co.	9,340,266	$6,447,419
		$6,447,419
Electrical Equipment — 5.4%
Chung-Hsin Electric & Machinery MFG. Corp.	9,605,000	$5,599,263
Motech Industries, Inc.	401,000	8,906,058
Silitech Technology Corp.	914,400	4,122,222
		$18,627,543
Electronic Equipment & Instruments — 3.7%
Av Tech Corp.	1,141,000	$5,924,670
Chroma Ate, Inc.	7,027,000	6,772,365
		$12,697,035
Health Care Equipment & Supplies — 3.2%
Johnson Health Tech Co. Ltd.	2,234,000	$10,771,118
		$10,771,118
Hotels, Restaurants & Leisure — 1.8%
Formosa International Hotels Corp.	3,100,000	$6,283,222
		$6,283,222
Leisure Equipment & Products — 0.9%
Asia Optical Co., Inc.	714,000	$3,182,744
		$3,182,744
Machinery — 1.9%
Awea Mechantronic Co. Ltd.	4,184,400	$6,510,357
		$6,510,357
Total Taiwan (identified cost $56,090,695)		$70,535,028
Thailand — 12.6%
Security	Shares	Value
Commercial Services & Supplies — 0.3%
Professional Waste Technology 1999 PCL	38,868,100	$1,081,930
		$1,081,930

See notes to financial statements

14

Asian Small Companies Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 0.6%
Bumrungrad Hospital Public Co., Ltd.	2,187,300	$1,868,127
		$1,868,127
Hotels, Restaurants & Leisure — 2.6%
Major Cineplex Public Co. Ltd.	6,648,300	$2,614,634
Minor International PLC	36,907,790	6,267,858
		$8,882,492
Media — 1.3%
Workpoint Entertainment Public Co., Ltd.	7,787,500	$4,514,435
		$4,514,435
Real Estate — 5.9%
Asian Property Development Public Co. Ltd.	42,066,300	$4,554,955
Central Pattana PCL	14,003,900	6,437,259
CPN Retail Growth Property	15,502,400	4,315,240
LPN Development PLC	44,425,900	4,952,030
		$20,259,484
Specialty Retail — 0.4%
It City Public Co. Ltd.	8,651,400	$1,524,456
		$1,524,456
Wireless Telecommunication Services — 1.5%
Total Access Communication PCL(1)	1,467,000	$5,134,500
		$5,134,500
Total Thailand (identified cost $35,555,815)		$43,265,424
Total Common Stocks (identified cost $241,292,701)		$340,850,571
Total Investments — 99.5% (identified cost $241,292,701)		$340,850,571
Other Assets, Less Liabilities — 0.5%		$1,560,755
Net Assets — 100.0%		$342,411,326

Company descriptions are unaudited.

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
Taiwan	20.7%	$70,535,028
Singapore	20.3	69,049,242
Republic of Korea	18.9	64,437,316
Thailand	12.7	43,265,424
India	7.9	27,017,015
Hong Kong	7.6	26,056,343
Malaysia	7.1	24,136,097
China	3.5	11,978,913
Philipines	1.1	3,740,861
Indonesia	0.2	634,332
	100.0%	$340,850,571

See notes to financial statements

15

Asian Small Companies Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $241,292,701)	$340,850,571
Cash	2,116,222
Foreign currency, at value (identified cost, $1,202,380)	1,201,233
Receivable for investments sold	629,671
Interest and dividends receivable	616,044
Total assets	$345,413,741
Liabilities
Reserve for estimate of capital gains taxes	$1,598,893
Payable for investments purchased	1,118,494
Payable to affiliate for investment advisory fees	205,665
Payable to affiliate for administration fees	63,108
Accrued expenses	16,255
Total liabilities	$3,002,415
Net Assets applicable to investors' interest in Portfolio	$342,411,326
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$242,833,897
Net unrealized appreciation (computed on the basis of identified cost)	99,577,429
Total	$342,411,326

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $189,239)	$3,558,161
Interest	112,001
Total investment income	$3,670,162
Expenses
Investment adviser fee	$943,674
Administration fee	310,941
Trustees' fees and expenses	8,394
Custodian fee	194,210
Legal and accounting services	24,738
Miscellaneous	6,721
Total expenses	$1,488,678
Net investment income	$2,181,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,173,831
Foreign currency transactions	(337,000)
Net realized gain	$7,836,831
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$61,130,358
Foreign currency	95,802
Net change in unrealized appreciation (depreciation)	$61,226,160
Net realized and unrealized gain	$69,062,991
Net increase in net assets from operations	$71,244,475

See notes to financial statements

16

Asian Small Companies Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income	$2,181,484	$2,341,713
Net realized gain (loss) from investment transactions and foreign currency	7,836,831	(6,191,065)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	61,226,160	42,994,821
Net increase in net assets from operations	$71,244,475	$39,145,469
Capital transactions — Contributions	$111,476,506	$51,983,169
Withdrawals	(11,919,554)	(33,344,069)
Net increase in net assets from capital transactions	$99,556,952	$18,639,100
Net increase in net assets	$170,801,427	$57,784,569
Net Assets
At beginning of period	$171,609,899	$113,825,330
At end of period	$342,411,326	$171,609,899

See notes to financial statements

17

Asian Small Companies Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.19	%(1)	1.27%	1.35%	1.52%	1.50%	1.47%
Net expenses after custodian fee reduction	1.19	%(1)	1.27%	1.35%	1.52%	1.47%	1.19%
Net investment income (loss)	1.75	%(1)	1.76%	0.99%	1.52%	(0.24)%	0.58%
Portfolio Turnover	17%		96%	120%	112%	83%	109%
Total Return(2)	30.41%		35.07%	15.00%	32.17%	21.32%	—
Net assets, end of period (000's omitted)	$342,411		$172,286	$113,825	$68,837	$56,247	$44,084

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	—	1.31%	—	—	—	—
Expenses after custodian fee reduction	—	1.31%	—	—	—	—
Net investment income	—	1.72%	—	—	—	—

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

18

Asian Small Companies Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006, the Eaton Vance Asian Small Companies Fund held an approximate 43.1% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

D  Income Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains taxes in certain countries in which it invests. At February 28, 2006, the Portfolio had an accrual for capital gains taxes of $1,598,893, of which $1,598,893 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains

19

Asian Small Companies Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taxes paid and accrued for are included in net realized gain (loss) on investments in the Statement of Operations and were $448,914 for the six months ended February 28, 2006.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the adviser fee amounted to $943,674. The Adviser has agreed to reduce the investment adviser

20

Asian Small Companies Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2006, the Investment Adviser did not waive a portion of its advisory fee. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the administrative fee amounted to $310,941. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $147,945,035 and $41,335,310 respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$241,292,701
Gross unrealized appreciation	$106,824,538
Gross unrealized depreciation	(7,266,668)
Net unrealized appreciation	$99,557,870

The net unrealized appreciation on currency was $19,559.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2006, there were no outstanding obligations under these financial instruments.

21

Eaton Vance Asian Small Companies Fund

INVESTMENT MANAGEMENT

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr
Vice President and Assistant
Treasurer
Cho Yu Kooi
Vice President and
Portfolio Manager
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

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Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio

Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Asian Small Companies Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

405-4/06  ASSRC

Semiannual Report February 28, 2006

EATON VANCE
GREATER CHINA
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Greater China Growth Fund as of February 28, 2006

INVESTMENT UPDATE

Pamela Chan

Portfolio Manager

The Fund

Performance for the Past Six Months

•             The Fund’s Class A shares had a total return of 17.33% for the six months ended February 28, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $16.99 on February 28, 2006 from $14.59 on August 31, 2005, and the reinvestment of $0.117 in dividends.

•             The Fund’s Class B shares had a total return of 17.04% for the six months ended February 28, 2006.(1) This return resulted from an increase in NAV to $17.03 on February 28, 2006 from $14.59 on August 31, 2005, and the reinvestment of $0.042 in dividends. The Class B NAVs per share have been restated to reflect the effects of a stock split effective on November 11, 2005.

•             The Fund’s Class C shares had a total return of 17.04% for the six months ended February 28, 2006.(1) This return resulted from an increase in NAV to $17.00 on February 28, 2006 from $14.58 on August 31, 2005, and the reinvestment of $0.058 in dividends. The Class C NAVs and dividends per share have been restated to reflect the effects of a stock split effective on November 11, 2005.

•             For comparison, the Morgan Stanley Capital International Golden Dragon Index – a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan – had a total return of 12.93% for the six months ended February 28, 2006.(2) The Lipper China Region funds Classification – the Fund’s peer group – had an average total return of 18.24% for the same period.(2)

Management Discussion

•             The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund (“Portfolio”). The Portfolio continued to invest in the securities of companies management believes will benefit from the continued economic development of mainland China and the China region. The region’s stock markets performed well for the six months ended February 28, 2006, boosted by strong industrial production and continuing foreign investment. Gross domestic product in China expanded at 9.9% in 2005 and was on pace for only slightly lower growth in 2006. China’s trade surplus was modestly lower, owing to China’s currency revaluation and stronger domestic consumption. In Hong Kong, the property sector was supported by lower real (inflation-adjusted) interest rates. The retail sector was boosted by rising wage growth. Meanwhile, Taiwan benefited from its electronics sector, which enjoyed continuing export demand from the U.S.

•             The Portfolio’s largest country weighting at February 28, 2006 was in mainland China, followed by Taiwan and Hong Kong.(3) The Portfolio’s largest industry weightings were semiconductors and semiconductor equipment; textiles, apparel and luxury goods; real estate; wireless telecom services; and specialty retail.(3)

•             Stock selection contributed to the Fund’s outperformance of its benchmark. Strong performers included major China-based oil companies, notably upstream exploration companies leveraged to oil prices. Hong Kong-listed/China-based manufacturing companies, consumer discretionary Chinese consumer stocks and technology-related stocks (Taiwan-based semiconductors) performed well, as did materials stocks (chemicals, metals), which were part of an overall emphasis on infrastructure building and equipment.

•             The Portfolio had some disappointing performers in the consumer durables area (furniture and electrical appliance retailers) and financial sectors during the period. Taiwan-based companies in the consumer credit area suffered from lax credit controls.

•             The Portfolio significantly increased its weighting in mainland China during the period. A strong macroeconomic outlook and an easier monetary policy prompted increased weightings in China-based financials.(3) Investments included a newly-listed, state-owned commercial bank, as well as positions in Chinese life insurance companies. The insurers’ structural growth story has been strong, with continuing premium income growth and a new product mix that emphasizes more profitable policies.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) Country weightings and industry weightings are subject to change.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Greater China Growth Fund as of February 28, 2006

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	18.63%	18.06%	18.06%
Five Years	8.01	7.34	7.29
Ten Years	2.05	1.45	1.35
Life of Fund†	5.01	3.27	0.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	11.82%	13.06%	17.06%
Five Years	6.74	7.04	7.29
Ten Years	1.45	1.45	1.35
Life of Fund†	4.55	3.27	0.08

†Inception Dates – Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93; Class I shares had not commenced operations as of February 28, 2006.

(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Sector Weightings(2)

By total investments

(2) Reflects the Portfolio’s investments as of February 28, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Common Stock Holdings(3)

By Net Assets

Vision Grande Group Holdings, Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6
Esprit Holdings, Ltd.	3.5
Ports Design, Ltd.	3.4
China Mobile, Ltd.	3.2
Hong Kong & China Gas Co., Ltd.	2.8
Jardine Matheson Holdings, Ltd.	2.8
Shanghai Electric Group Co., Ltd. - Class H	2.3
Acer, Ltd.	2.2
HSBC Holdings PLC	2.2

(3) As of February 28, 2006. Ten Largest Common Stock Holdings are represented as a percentage of net assets. Holdings are subject to change due to active management.

3

Eaton Vance Greater China Growth Fund as of February 28, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 – February 28, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Greater China Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,173.30	$12.82
Class B	$1,000.00	$1,170.40	$15.50
Class C	$1,000.00	$1,170.90	$15.50

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,013.00	$11.88
Class B	$1,000.00	$1,010.50	$14.36
Class C	$1,000.00	$1,010.50	$14.36

*            Expenses are equal to the Fund’s annualized expense ratio of 2.38% for Class A shares, 2.88% for Class B and 2.88% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Greater China Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investment in Greater China Growth Portfolio, at value (identified cost, $113,559,981)	$153,251,174
Receivable for Fund shares sold	1,064,982
Prepaid expenses	6,355
Total assets	$154,322,511
Liabilities
Payable for Fund shares redeemed	$502,991
Payable to affiliate for distribution and service fees	77,972
Payable to affiliate for management fees	28,940
Accrued expenses	89,548
Total liabilities	$699,451
Net Assets	$153,623,060
Sources of Net Assets
Paid-in capital	$141,803,532
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(27,357,622)
Accumulated distributions in excess of net investment income	(514,043)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	39,691,193
Total	$153,623,060
Class A Shares
Net Assets	$110,397,938
Shares Outstanding	6,498,861
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.99
Maximum Offering Price Per Share (100 ÷ 94.25 of $16.99)	$18.03
Class B Shares
Net Assets	$19,452,644
Shares Outstanding	1,142,181
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.03
Class C Shares
Net Assets	$23,772,478
Shares Outstanding	1,398,250
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.00
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $6,240)	$1,091,241
Interest allocated from Portfolio	39,234
Expenses allocated from Portfolio	(831,862)
Net investment income from Portfolio	$298,613
Expenses
Management fee	$162,721
Trustees' fees and expenses	2,167
Distribution and service fees Class A	235,231
Class B	86,220
Class C	94,203
Transfer and dividend disbursing agent fees	162,300
Printing and postage	31,787
Custodian fee	2,367
Registration fees	21,675
Legal and accounting services	11,731
Miscellaneous	3,338
Total expenses	$813,740
Deduct — Reduction of custodian fee	$2,367
Total expense reductions	$2,367
Net expenses	$811,373
Net investment loss	$(512,760)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,382,667
Foreign currency transactions	21,794
Net realized gain	$4,404,461
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$17,587,170
Foreign currency	30,968
Net change in unrealized appreciation (depreciation)	$17,618,138
Net realized and unrealized gain	$22,022,599
Net increase in net assets from operations	$21,509,839

See notes to financial statements

5

Eaton Vance Greater China Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(512,760)	$859,301
Net realized gain from investment transactions and foreign currency transactions	4,404,461	10,286,335
Net change in unrealized appreciation (depreciation) from investments and foreign currency	17,618,138	8,753,778
Net increase in net assets from operations	$21,509,839	$19,899,414
Distributions to shareholders — From net investment income Class A	$(721,571)	$(168,556)
Class B	(46,499)	—
Class C	(71,711)	(25,867)
Total distributions to shareholders	$(839,781)	$(194,423)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$14,928,307	$17,268,711
Class B	3,465,700	5,082,233
Class C	5,903,563	7,022,360
Net asset value of shares issued to shareholders in payment of distributions declared Class A	571,849	133,758
Class B	38,546	—
Class C	55,458	19,410
Cost of shares redeemed Class A	(10,354,484)	(15,495,569)
Class B	(2,252,458)	(2,874,119)
Class C	(2,374,072)	(3,238,286)
Net asset value of shares exchanged Class A	1,457,764	1,390,050
Class B	(1,457,764)	(1,390,050)
Redemption Fees	7,076	26,596
Net increase in net assets from Fund share transactions	$9,989,485	$7,945,094
Net increase in net assets	$30,659,543	$27,650,085

Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
At beginning of period	$122,963,517	$95,313,432
At end of period	$153,623,060	$122,963,517
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(514,043)	$838,498

See notes to financial statements

6

Eaton Vance Greater China Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$14.590		$12.070	$10.210	$8.310	$8.630	$14.190
Income (loss) from operations
Net investment income (loss)	$(0.049)		$0.124	$0.104	$0.026	$(0.042)	$(0.045)
Net realized and unrealized gain (loss)	2.565		2.422	1.761	1.862	(0.278)	(5.515)
Total income (loss) from operations	$2.516		$2.546	$1.865	$1.888	$(0.320)	$(5.560)
Less distributions
From net investment income	$(0.117)		$(0.029)	$(0.028)	$—	$—	$—
Total distributions	$(0.117)		$(0.029)	$(0.028)	$—	$—	$—
Redemption fees	$0.001		$0.003	$0.023	$0.012	$—	$—
Net asset value — End of period	$16.990		$14.590	$12.070	$10.210	$8.310	$8.630
Total Return(2)	17.33%		21.13%	18.51%	22.86%	(3.71)%	(39.18)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$110,398		$88,860	$70,923	$30,892	$25,091	$31,649
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.42	%(4)	2.47%	2.67%	3.07%	2.68%	2.42%
Net expenses after custodian fee reduction(3)	2.38	%(4)	2.36%	2.55%	2.87%	2.37%	2.20%
Net investment income (loss)	(0.65	)%(4)	0.89%	0.88%	0.31%	(0.46)%	(0.40)%
Portfolio Turnover of the Portfolio	27%		79%	124%	114%	155%	35%
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)			2.51%
Expenses after custodian fee reduction(3)			2.40%
Net investment income			0.85%
Net investment income per share			$0.119

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

7

Eaton Vance Greater China Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)	2001(1)(2)
Net asset value — Beginning of period	$14.590		$12.110	$10.260	$8.410	$8.800	$14.600
Income (loss) from operations
Net investment income (loss)	$(0.084)		$0.059	$(0.121)	$(0.018)	$(0.090)	$(0.106)
Net realized and unrealized gain (loss)	2.565		2.418	1.931	1.868	(0.300)	(5.694)
Total income (loss) from operations	$2.481		$2.477	$1.810	$1.850	$(0.390)	$(5.800)
Less distributions
From net investment income	$(0.042)		$—	$—	$—	$—	$—
Total distributions	$(0.042)		$—	$—	$—	$—	$—
Redemption fees	$0.001		$0.003	$0.040	$—	$—	$—
Net asset value — End of period	$17.030		$14.590	$12.110	$10.260	$8.410	$8.800
Total Return(3)	17.04%		20.49%	18.03%	21.99%	(4.44)%	(39.73)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$19,453		$16,935	$13,365	$37,282	$32,946	$41,907
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.92	%(5)	2.97%	3.17%	3.57%	3.18%	2.93%
Net expenses after custodian fee reduction(4)	2.88	%(5)	2.86%	3.05%	3.37%	2.87%	2.71%
Net investment income (loss)	(1.11	)%(5)	0.42%	(1.02)%	(0.22)%	(0.96)%	(0.91)%
Portfolio Turnover of the Portfolio	27%		79%	124%	114%	155%	35%
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)			3.01%
Expenses after custodian fee reduction(4)			2.90%
Net investment income			0.38%
Net investment income per share			$0.053

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.8704592-for-1 reverse stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Greater China Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)	2001(1)(2)
Net asset value — Beginning of period	$14.580		$12.120	$10.280	$8.440	$8.840	$14.660
Income (loss) from operations
Net investment income (loss)	$(0.090)		$0.066	$— (3)	$(0.014)	$(0.083)	$(0.107)
Net realized and unrealized gain (loss)	2.567		2.418	1.806	1.854	(0.317)	(5.713)
Total income (loss) from operations	$2.477		$2.484	$1.806	$1.840	$(0.400)	$(5.820)
Less distributions
From net investment income	$(0.058)		$(0.027)	$—	$—	$—	$—
Total distributions	$(0.058)		$(0.027)	$—	$—	$—	$—
Redemption fees	$0.001		$0.003	$0.034	$—	$—	$—
Net asset value — End of period	$17.000		$14.580	$12.120	$10.280	$8.440	$8.840
Total Return(4)	17.04%		20.54%	17.82%	21.93%	(4.61)%	(39.70)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$23,772		$17,168	$11,026	$3,672	$2,897	$3,489
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.92	%(6)	2.97%	3.17%	3.57%	3.18%	2.92%
Net expenses after custodian fee reduction(5)	2.88	%(6)	2.86%	3.05%	3.37%	2.87%	2.70%
Net investment income (loss)	(1.18	)%(6)	0.48%	(0.01)%	(0.15)%	(0.89)%	(0.91)%
Portfolio Turnover of the Portfolio	27%		79%	124%	114%	155%	35%
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)			3.01%
Expenses after custodian fee reduction(5)			2.90%
Net investment income			0.44%
Net investment income per share			$0.061

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 0.5894448-for-1 reverse stock split effective on November 11, 2005.

(3)  Equal to less than $0.001 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Greater China Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENT (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class I shares had not commenced operations as of February 28, 2006. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2005, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2007, August 31, 2008 and August 31, 2011 ($27,282,078, $1,617,906 and $3,315,639), respectively.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance Greater China Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT'D

G  Other — Investment transactions are accounted for on a trade-date basis.

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

I  Redemption Fees — Upon the redemption or exchange of shares held by Class A and Class I shareholders for less than 90 days, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $7,076 for the six months ended February 28, 2006.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	955,959	1,223,147
Issued to shareholders electing to receive payments of distributions in Fund shares	37,181	9,799
Redemptions	(681,022)	(1,116,818)
Exchange from Class B shares	95,073	98,483
Net increase	407,191	214,611
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)
Sales	220,271	363,600
Issued to shareholders electing to receive payments of distributions in Fund shares	2,496	—
Redemptions	(143,875)	(208,626)
Exchange to Class A shares	(97,370)	(98,308)
Net increase (decrease)	(18,478)	56,666
Class C	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(2)
Sales	373,183	497,078
Issued to shareholders electing to receive payments of distributions in Fund shares	3,599	1,418
Redemptions	(156,003)	(230,682)
Net increase	220,779	267,814

(1)  Transactions have been restated to reflect the effects of a 0.8704592-for-1 reverse stock split effective November 11, 2005.

(2)  Transactions have been restated to reflect the effects of a 0.5894448-for-1 reverse stock split effective November 11, 2005.

4  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2006, the fee was

11

Eaton Vance Greater China Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT'D

equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $162,721. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2006, EVM earned $8,421 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $44,000 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2006. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $146,531, $64,665 and $70,652 for Class A, Class B and Class C shares, respectively to or payable to EVD for the six months ended February 28, 2006, representing approximately 0.31%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively. At February 28, 2006, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $2,524,000 and $8,387,000 for Class B and Class C shares, respectively.

The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Class B and Class C Plans authorize the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 28, 2006 amounted to approximately $88,700, $21,555 and $23,551 for Class A, Class B and Class C shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares purchased at net asset value in amounts of $1 million or more made within 12 months of purchase and on redemptions of Class B shares made within six years of purchase and Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within twelve months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $0, $25,000 and $6,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended February 28, 2006.

12

Eaton Vance Greater China Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $25,306,640 and $17,134,327, respectively, for the six months ended February 28, 2006.

8  Reverse Stock Split

On October 17, 2005, the Trustees of the Trust approved a 0.8704592-for-1 and 0.5894448-for-1 reverse stock splits for Class B and Class C shares, respectively, effective November 11, 2005. The stock split and reverse stock splits will have no impact on the overall value of the shareholder's investment in the Fund.

9  Subsequent Event

Effective March 27, 2006, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Limited agreed to assume a portion of the expenses of the Fund equal to 0.05% annually of the Fund's average daily net assets.

13

Greater China Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.2%
Security	Shares	Value
China — 39.9%
Auto Components — 1.7%
Minth Group, Ltd.	3,944,000	$2,528,971
		$2,528,971
Automobiles — 1.2%
Denway Motors, Ltd.	4,825,000	$1,907,657
		$1,907,657
Biotechnology — 0.7%
Sino Biopharmaceutical, Ltd.	4,552,000	$1,056,060
		$1,056,060
Commercial Banks — 2.2%
China Construction Bank - Class H(1)	7,058,000	$3,297,642
		$3,297,642
Containers & Packaging — 0.2%
Nine Dragons Paper Holdings, Ltd.(1)	575,000	$251,977
		$251,977
Electrical Equipment — 2.3%
Shanghai Electric Group Co., Ltd. - Class H(1)	8,012,000	$3,506,393
		$3,506,393
Hotels, Restaurants & Leisure — 2.2%
FU JI Food and Catering Services Holdings, Ltd.	1,621,000	$3,341,668
		$3,341,668
Household Durables — 1.5%
Samson Holding, Ltd.(1)	3,966,000	$2,313,051
		$2,313,051
Industrial Conglomerates — 1.0%
Tianjin Development Holdings, Ltd.	2,474,000	$1,587,333
		$1,587,333
Insurance — 2.1%
China Life Insurance Co., Ltd. - Class H(1)	2,875,000	$3,260,595
		$3,260,595

Security	Shares	Value
Media — 3.6%
Vision Grande Group Holdings, Ltd.	6,240,000	$5,549,419
		$5,549,419
Metals & Mining — 0.9%
Maanshan Iron and Steel Co., Ltd. - Class H	4,056,000	$1,411,291
		$1,411,291
Multiline Retail — 1.7%
Parkson Retail Group, Ltd.(1)	1,050,000	$2,666,057
		$2,666,057
Oil, Gas & Consumable Fuels — 3.7%
CNOOC, Ltd.	3,310,000	$2,742,767
PetroChina Co., Ltd.	3,016,000	2,932,783
		$5,675,550
Real Estate — 2.1%
Guangzhou R&F Properties Co., Ltd. - Class H(1)	767,200	$3,234,351
		$3,234,351
Specialty Retail — 1.7%
GOME Electrical Appliances Holdings, Ltd.	2,802,000	$2,639,144
		$2,639,144
Textiles, Apparel & Luxury Goods — 6.5%
Ports Design, Ltd.	4,034,000	$5,162,358
Prime Success International Group	5,126,000	3,209,814
Shenzhou International Group(1)	3,483,000	1,571,214
		$9,943,386
Transportation Infrastructure — 1.4%
COSCO Pacific, Ltd.	1,004,000	$2,113,515
		$2,113,515
Wireless Telecommunication Services — 3.2%
China Mobile, Ltd.	1,013,000	$4,893,980
		$4,893,980
Total China (identified cost $39,669,667)		$61,178,040

See notes to financial statements

14

Greater China Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Hong Kong — 26.0%
Security	Shares	Value
Air Freight & Logistics — 2.0%
Integrated Distribution Services Group, Ltd.	2,341,000	$3,102,313
		$3,102,313
Commercial Banks — 3.0%
Dah Sing Financial Holdings, Ltd.	171,200	$1,194,708
HSBC Holdings PLC	197,731	3,386,196
		$4,580,904
Diversified Financial Services — 4.1%
Hong Kong Exchanges and Clearing, Ltd.	388,000	$1,980,674
Jardine Matheson Holdings, Ltd.	241,804	4,279,931
		$6,260,605
Electronic Equipment & Instruments — 1.8%
Kingboard Chemical Holdings, Ltd.	862,000	$2,708,294
		$2,708,294
Gas Utilities — 2.8%
Hong Kong and China Gas Co., Ltd.	1,796,000	$4,291,580
		$4,291,580
Household Durables — 0.8%
Chitaly Holdings, Ltd.	2,560,000	$1,303,320
		$1,303,320
Real Estate — 4.9%
Cheung Kong Holdings, Ltd.	278,000	$2,913,758
Swire Pacific, Ltd. - Class A	348,500	3,327,133
Swire Pacific, Ltd. - Class B	660,000	1,199,868
		$7,440,759
Specialty Retail — 3.5%
Esprit Holdings, Ltd.	699,000	$5,345,361
		$5,345,361
Textiles, Apparel & Luxury Goods — 1.0%
Peace Mark Holdings, Ltd.	3,510,000	$1,519,512
		$1,519,512

Security	Shares	Value
Transportation Infrastructure — 1.2%
NWS Holdings, Ltd.	1,147,000	$1,907,071
		$1,907,071
Wireless Telecommunication Services — 0.9%
Hutchinson Telecommunications International, Ltd.(1)	902,000	$1,381,015
		$1,381,015
Total Hong Kong (identified cost $29,753,412)		$39,840,734
Taiwan — 29.3%
Security	Shares	Value
Chemicals — 1.4%
Taiwan Fertilizer Co., Ltd.	1,809,000	$2,201,809
		$2,201,809
Commercial Services & Supplies — 1.4%
Taiwan Secom Co., Ltd.	1,337,520	$2,172,893
		$2,172,893
Computers & Peripherals — 3.9%
Acer, Inc.	1,532,503	$3,390,982
High Tech Computer Corp.	117,000	2,506,199
		$5,897,181
Distributors — 1.5%
Test-Rite International Co.	3,302,010	$2,279,318
		$2,279,318
Diversified Telecommunication Services — 1.0%
Chunghwa Telecom Co., Ltd.	881,000	$1,603,906
		$1,603,906
Electronic Equipment & Instruments — 3.3%
AU Optronics Corp.	1,404,910	$2,244,655
Hon Hai Precision Industry Co., Ltd.	190,000	1,201,421
Wintek Corp.	1,158,000	1,628,609
		$5,074,685

See notes to financial statements

15

Greater China Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Equipment & Supplies — 2.0%
Johnson Health Tech Co., Ltd.	630,000	$3,037,513
		$3,037,513
Hotels, Restaurants & Leisure — 1.4%
Formosa International Hotels Corp.	1,038,000	$2,103,866
		$2,103,866
Insurance — 1.6%
Cathay Financial Holding Co., Ltd.	1,283,000	$2,466,323
		$2,466,323
Leisure Equipment & Products — 1.2%
Asia Optical Co., Inc.	96,000	$427,932
Largan Precision Co., Ltd.	77,000	1,432,678
		$1,860,610
Semiconductors & Semiconductor Equipment — 9.2%
MediaTek, Inc.	288,200	$2,949,786
Novatek Microelectronics Corp., Ltd.	409,730	2,824,396
Powerchip Semiconductor Corp.	4,574,000	2,780,979
Taiwan Semiconductor Manufacturing Co., Ltd.	2,985,141	5,531,339
		$14,086,500
Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co., Ltd.	1,768,300	$2,163,725
		$2,163,725
Total Taiwan (identified cost $36,841,281)		$44,948,329
Total Common Stocks (identified cost $106,264,360)		$145,967,103
Total Investments — 95.2% (identified cost $106,264,360)		$145,967,103
Other Assets, Less Liabilities — 4.8%		$7,284,295
Net Assets — 100.0%		$153,251,398

Company descriptions are unaudited.

(1)  Non-income producing security.

See notes to financial statements

16

Greater China Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Top Ten Holdings
Company	Industry Sector	Percentage of Net Assets	Value
Vision Grande Group Holdings, Ltd.	Media	3.6%	$5,549,419
Taiwan Semiconductor Semiconductors & Manufacturing Co., Ltd.	Semiconductor Equipment	3.6	5,531,339
Esprit Holdings, Ltd.	Specialty Retail	3.5	5,345,361
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.4	5,162,358
China Mobile, Ltd.	Wireless Telecommunication Services	3.2	4,893,980
Hong Kong and China Gas Co., Ltd.	Gas Utilities	2.8	4,291,580
Jardine Matheson Holdings, Ltd.	Diversified Financial Services	2.8	4,279,931
Shanghai Electric Group Co., Ltd. - Class H	Electrical Equipment	2.3	3,506,393
Acer, Inc.	Computers & Peripherals	2.2	3,390,982
HSBC Holdings PLC	Commercial Banks	2.2	3,386,196

Industry concentration — Below are the top ten industry groups represented in the Portfolio of Investments (Unaudited)
Company	Percentage of Net Assets	Value
Semiconductors & Semiconductor Equipment	9.2%	$14,086,500
Textiles, Apparel & Luxury Goods	7.5	11,462,898
Real Estate	7.0	10,675,110
Wireless Telecommunication Services	5.5	8,438,720
Specialty Retail	5.2	7,984,505
Commercial Banks	5.1	7,878,546
Electronic Equipment & Instruments	5.1	7,782,979
Diversified Financial Services	4.1	6,260,605
Computers & Peripherals	3.8	5,897,181
Insurance	3.7	5,726,918

See notes to financial statements

17

Greater China Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $106,264,360)	$145,967,103
Cash	6,349,041
Foreign currency, at value (identified cost, $1,353,152)	1,347,014
Receivable for investments sold	430,654
Interest and dividends receivable	10,873
Total assets	$154,104,685
Liabilities
Payable for investments purchased	$683,209
Payable to affiliate for investment advisory fees	94,117
Payable to affiliate for administration fees	29,268
Accrued expenses	46,693
Total liabilities	$853,287
Net Assets applicable to investors' interest in Portfolio	$153,251,398
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$113,554,762
Net unrealized appreciation (computed on the basis of identified cost)	39,696,636
Total	$153,251,398

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $6,240)	$1,091,243
Interest	39,234
Total investment income	$1,130,477
Expenses
Investment adviser fee	$493,072
Administration fee	165,230
Trustees' fees and expenses	4,032
Custodian fee	160,833
Legal and accounting services	25,159
Miscellaneous	3,445
Total expenses	$851,771
Deduct — Reduction of custodian fee	$19,908
Total expense reductions	$19,908
Net expenses	$831,863
Net investment income	$298,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,382,672
Foreign currency transactions	21,794
Net realized gain	$4,404,466
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$17,587,198
Foreign currency	30,968
Net change in unrealized appreciation (depreciation)	$17,618,166
Net realized and unrealized gain	$22,022,632
Net increase in net assets from operations	$22,321,246

See notes to financial statements

18

Greater China Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income	$298,614	$2,314,394
Net realized gain from investment transactions and foreign currency transactions	4,404,466	10,286,352
Net change in unrealized appreciation from investments and foreign currency	17,618,166	8,753,792
Net increase in net assets from operations	$22,321,246	$21,354,538
Capital transactions — Contributions	$25,306,640	$28,884,385
Withdrawals	(17,134,327)	(22,937,162)
Net increase in net assets from capital transactions	$8,172,313	$5,947,223
Net increase in net assets	$30,493,559	$27,301,761
Net Assets
At beginning of period	$122,757,839	$95,456,078
At end of period	$153,251,398	$122,757,839

See notes to financial statements

19

Greater China Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.31	%(1)	1.27%	1.34%	1.43%	1.40%	1.29%
Net expenses after custodian fee reduction	1.28	%(1)	1.18%	1.24%	1.25%	1.10%	1.08%
Net investment income	0.46	%(1)	2.08%	1.70%	1.90%	0.81%	0.71%
Portfolio Turnover	27%		79%	124%	114%	155%	35%
Total Return(2)	17.99%		22.54%	20.02%	24.59%	(2.72)%	—
Net assets, end of period (000's omitted)	$153,251		$122,758	$95,456	$71,829	$61,196	$79,118
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses			1.31%
Expenses after custodian fee reduction			1.22%
Net investment income			2.04%

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

20

Greater China Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the

21

Greater China Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other — Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to

22

Greater China Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006 the adviser fee amounted to $493,072. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the administrative fee amounted to $165,230. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $41,910,971 and $33,193,396, respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$106,264,360
Gross unrealized appreciation	$41,394,849
Gross unrealized depreciation	(1,692,106)
Net unrealized appreciation	$39,702,743

The unrealized depreciation on foreign currency is $6,107.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

23

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Greater China Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park James B. Hawkes Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Greater China Growth Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
Pamela Chan
Vice President
James B. Hawkes
Vice President and Trustee
William Raleigh Kerr
Vice President and
Assistant Treasurer
William J. Austin, Jr
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

24

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Greater China Growth Fund
and Administrator of Greater China Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater China Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

406-4/06  CGSRC

Semiannual Report February 28, 2006

EATON VANCE
GLOBAL
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Global Growth Fund as of February 28, 2006

INVESTMENT UPDATE

The Fund

•             For the six months ended February 28, 2006, the Fund’s Class A shares had a total return of 10.48%. This return was the result of an increase in net asset value (NAV) per share to $17.18 on February 28, 2006 from $15.55 on August 31, 2005.(1)

•             The Fund’s Class B shares had a total return of 10.14% for the same period, the result of an increase in NAV per share to $17.05 from $15.48.(1)

•             The Fund’s Class C shares had a total return of 10.19% for the same period, the result of an increase in NAV per share to $16.44 from $14.92.(1)

•             For comparison, the Morgan Stanley Capital International World Index (MSCI World Index) — an unmanaged index of global equity securities — had a total return of 10.29% for the period.(2)

Management Discussion

•             For the six months ended February 28, 2006, Eaton Vance Global Growth Fund (the “Fund”) posted positive returns that generally were in line with its benchmark, the MSCI World Index.(2)

•             Global stock markets generally performed well, with stronger performance overseas — especially in Europe and Japan. U.S. stock performance, while positive, was held back by continual increases in shortterm interest rates by the U.S. Federal Reserve Board.

•             The Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as the Fund (the “Portfolio”). During the past six months, energy, materials, and utilities stocks all made strong contributions to returns. In the energy sector, two natural gas stocks saw particularly impressive gains. In the materials sector, mining companies have benefited from high prices due to strong demand and stagnant supply. The Portfolio owned a gold mining company and a silver mining company that had attractive gains during the period.(3)

•             The Portfolio’s U.S. technology holdings generally detracted due to two technology stocks that did not meet earnings expectations and subsequently saw price declines. Consumer staples holdings also disappointed, and in this sector, a cosmetics company and a drug store chain detracted from returns. Finally, a wireless email company involved in a patent dispute also declined in value, but the dispute was resolved after the end of the period and the stock has risen since then.(3)

•             In Asia, the Portfolio benefited from being overweighted in Japanese stocks, which outperformed.Consumer and financial stocks performed well, and the Portfolio’s holdings of a department store and a securities brokerage firm both saw strong returns.(3)

•             In Europe, the Portfolio’s returns were mixed, with solid performance from some energy companies, but disappointing results in others — most notably a producer of wind generators that has been sold. In the utilities sector, the Portfolio owned a British company that was undergoing a restructuring and had seen a steep stock decline. During the period, the company enjoyed a turnaround and produced an attractive gain for the Portfolio. European media stocks disappointed during the period, but their longer-term performance has been beneficial for the Portfolio.

•             Effective April 1, 2006, Eagle Global Advisors, L.L.C. (“Eagle”) replaced Lloyd George Investment Management (Bermuda) Limited as co-investment adviser of the Portfolio under an interim investment advisory agreement. Boston Management and Research (“BMR”) continues to serve as the Portfolio’s co-investment adviser. Arieh Coll, Edward R. Allen, III and Thomas N. Hunt, III are the portfolio managers of the Portfolio. Eagle manages that portion of the Portfolio which invests primarily in foreign securities. BMR continues to manage the Portfolio’s investments located primarily within the United States. The Board of Trustees of the Fund has approved a special meeting of shareholders to be held during the second quarter of 2006 to approve a new investment advisory agreement between the Portfolio and BMR and a new sub-advisory agreement between BMR and Eagle.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) Country and industry weightings are subject to change due to active management.

2

Eaton Vance Global Growth Fund as of February 28, 2006

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	8.87%	8.32%	8.30%
Five Years	0.90	0.30	0.31
10 Years	9.00	8.50	8.45
Life of Fund†	9.32	8.83	8.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.63%	3.32%	7.30%
Five Years	-0.29	-0.10	0.31
10 Years	8.36	8.50	8.45
Life of Fund†	8.70	8.83	8.54

†             Inception Dates – Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge  for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Regional Distribution(2)

By net assets

(2) As of 2/28/06. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Common Stock Investments by Sector(3)

As a percentage of total common stocks

(3) As of 2/28/06. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Holdings(4)

By net assets

E*TRADE Financial Corp.	3.0%
NII Holdings Inc.	2.6
Research In Motion Ltd.	2.2
Kingboard Chemical Holdings Ltd.	1.9
Six Flags Inc.	1.8
Oriflame Cosmetics S.A.	1.8
Amerada Hess Corp.	1.8
Altran Technologies S.A.	1.7
Vestas Wind Systems A/S	1.7
Shire Pharmaceuticals PLC (ADR)	1.6

(4) Ten Largest Holdings represented 20.1% of Portfolio net assets as of 2/28/06. Holdings are subject to change due to active management.

3

Eaton Vance Global Growth Fund as of February 28, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 — February 28, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Global Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)

Actual
Class A	$1,000.00	$1,104.80	$13.15
Class B	$1,000.00	$1,101.40	$15.74
Class C	$1,000.00	$1,101.90	$15.74

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,012.30	$12.57
Class B	$1,000.00	$1,009.80	$15.05
Class C	$1,000.00	$1,009.80	$15.05

*    Expenses are equal to the Fund’s annualized expense ratio of 2.52% for Class A shares, 3.02% for Class B shares and 3.02%for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Global Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investment in Global Growth Portfolio, at value (identified cost, $70,144,727)	$82,534,332
Receivable for Fund shares sold	52,794
Prepaid expenses	3,963
Tax reclaim receivable	3,672
Total assets	$82,594,761
Liabilities
Payable for Fund shares redeemed	$160,593
Payable to affiliate for distribution and service fees	52,933
Payable to affiliate for management fee	18,085
Payable to affiliate for Trustees' fees	34
Accrued expenses	68,213
Total liabilities	$299,858
Net Assets	$82,294,903
Sources of Net Assets
Paid-in capital	$115,144,309
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(44,460,802)
Accumulated net investment loss	(778,209)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	12,389,605
Total	$82,294,903
Class A Shares
Net Assets	$43,504,882
Shares Outstanding	2,532,517
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.18
Maximum Offering Price Per Share (100 ÷ 94.25 of $17.18)	$18.23
Class B Shares
Net Assets	$27,386,092
Shares Outstanding	1,605,943
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.05
Class C Shares
Net Assets	$11,403,929
Shares Outstanding	693,677
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.44
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $15,515)	$269,554
Interest allocated from Portfolio	56,941
Expenses allocated from Portfolio	(527,116)
Net investment loss from Portfolio	$(200,621)
Expenses
Management fee	$100,137
Trustees' fees and expenses	1,241
Distribution and service fees Class A	103,306
Class B	138,721
Class C	55,215
Transfer and dividend disbursing agent fees	112,795
Printing and postage	20,050
Registration fees	19,367
Legal and accounting services	17,876
Custodian fee	6,225
Miscellaneous	2,655
Total expenses	$577,588
Net investment loss	$(778,209)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,393,419
Foreign currency transactions	(139,417)
Net realized gain	$8,254,002
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$467,412
Foreign currency	(116)
Foreign currency from the Portfolio	(2,103)
Net change in unrealized appreciation (depreciation)	$465,193
Net realized and unrealized gain	$8,719,195
Net increase in net assets from operations	$7,940,986

See notes to financial statements

5

Eaton Vance Global Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment loss	$(778,209)	$(958,824)
Net realized gain from investments and foreign currency transactions	8,254,002	6,474,729
Net change in unrrealized appreciation (depreciation) from investments and foreign currency	465,193	8,672,619
Net increase in net assets from operations	$7,940,986	$14,188,524
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,300,043	$5,923,728
Class B	477,385	2,178,075
Class C	798,165	1,283,306
Cost of shares redeemed
Class A	(5,433,148)	(13,269,733)
Class B	(3,937,206)	(10,268,123)
Class C	(1,834,379)	(4,334,947)
Net asset value of shares exchanged
Class A	1,290,059	2,699,474
Class B	(1,290,059)	(2,699,474)
Net asset value of shares merged
Class B	—	1,275,577
Class D	—	(1,275,577)
Redemption Fees	68	1,114
Net decrease in net assets from Fund share transactions	$(7,629,072)	$(18,486,580)
Net increase (decrease) in net assets	$311,914	$(4,298,056)
Net Assets
At beginning of period	$81,982,989	$86,281,045
At end of period	$82,294,903	$81,982,989
Accumulated net investment loss included in net assets
At end of period	$(778,209)	$—

See notes to financial statements

6

Eaton Vance Global Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$15.550		$13.220		$12.690	$11.140	$13.640	$21.840
Income (loss) from operations
Net investment loss	$(0.136)		$(0.122)		$(0.072)	$(0.088)	$(0.098)	$(0.132)
Net realized and unrealized gain (loss)	1.766		2.452		0.602	1.638	(2.402)	(6.935)
Total income (loss) from operations	$1.630		$2.330		$0.530	$1.550	$(2.500)	$(7.067)
Less distributions
From net realized gain	$—		$—		$—	$—	$—	$(1.133)
Total distributions	$—		$—		$—	$—	$—	$(1.133)
Redemption fees	$0.000	(2)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$17.180		$15.550		$13.220	$12.690	$11.140	$13.640
Total Return(3)	10.48%		17.62%		4.18%	13.91%	(18.33)%	(33.65)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$43,505		$41,155		$39,113	$32,559	$35,502	$49,231
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.52	%(5)	2.52	%(6)	2.44%	2.39%	1.99%	1.99%
Net expenses after custodian fee reduction(4)	2.52	%(5)	2.52	%(6)	2.44%	2.39%	1.99%	1.99%
Net investment loss	(1.70)%		(0.82)%		(0.52)%	(0.79)%	(0.76)%	(0.78)%
Portfolio Turnover of the Portfolio	90%		130%		164%	93%	107%	160%
† The operating expenses of the Fund reflect a reimbursement of Class A distribution and service fees, and/or a reduction of the investment advisor fee of the Portfolio. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.53	%(5)	—		—	2.52%	2.22%	2.14%
Expenses after custodian fee reduction(4)	2.53	%(5)	—		—	2.52%	2.22%	2.14%
Net investment loss	(1.71)%		—		—	(0.92)%	(0.99)%	(0.93)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

7

Eaton Vance Global Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$15.480		$13.220		$12.760	$11.270	$13.910	$22.380
Income (loss) from operations
Net investment loss	$(0.175)		$(0.197)		$(0.169)	$(0.159)	$(0.195)	$(0.249)
Net realized and unrealized gain (loss)	1.745		2.457		0.629	1.649	(2.445)	(7.088)
Total income (loss) from operations	$1.570		$2.260		$0.460	$1.490	$(2.640)	$(7.337)
Less distributions
From net realized gain	$—		$—		$—	$—	$—	$(1.133)
Total distributions	$—		$—		$—	$—	$—	$(1.133)
Redemption fees	$0.000	(2)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$17.050		$15.480		$13.220	$12.760	$11.270	$13.910
Total Return(3)	10.14%		17.10%		3.61%	13.22%	(18.98)%	(34.06)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$27,386		$29,464		$33,522	$50,558	$55,898	$87,092
Ratios (As a percentage of average daily net assets):
Net expenses(4)	3.02	%(5)	3.02	%(6)	2.94%	3.02%	2.72%	2.64%
Net expenses after custodian fee reduction(4)	3.02	%(5)	3.02	%(6)	2.94%	3.02%	2.72%	2.64%
Net investment loss	(2.20)%		(1.32)%		(1.22)%	(1.42)%	(1.48)%	(1.44)%
Portfolio Turnover of the Portfolio	90%		130%		164%	93%	107%	160%
† The operating expenses of the Fund reflect a reimbursement of Class B distribution and service fees, and/or a reduction of the investment advisor fee of the Portfolio. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	3.03	%(5)
Expenses after custodian fee reduction(4)	3.03	%(5)
Net investment loss	(2.21)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

8

Eaton Vance Global Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$14.920		$12.740		$12.300	$10.870	$13.400	$21.610
Income (loss) from operations
Net investment loss	$(0.168)		$(0.191)		$(0.152)	$(0.154)	$(0.187)	$(0.238)
Net realized and unrealized gain (loss)	1.688		2.371		0.592	1.584	(2.343)	(6.839)
Total income (loss) from operations	$1.520		$2.180		$0.440	$1.430	$(2.530)	$(7.077)
Less distributions
From net realized gain	$—		$—		$—	$—	$—	$(1.133)
Total distributions	$—		$—		$—	$—	$—	$(1.133)
Redemption fees	$0.000	(2)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$16.440		$14.920		$12.740	$12.300	$10.870	$13.400
Total Return(3)	10.19%		17.11%		3.58%	13.16%	(18.88)%	(34.07)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$11,404		$11,364		$12,402	$14,817	$17,064	$27,527
Ratios (As a percentage of average daily net assets):
Net expenses(4)	3.02	%(5)	3.02	%(6)	2.94%	3.02%	2.72%	2.64%
Net expenses after custodian fee reduction(4)	3.02	%(5)	3.02	%(6)	2.94%	3.02%	2.72%	2.64%
Net investment loss	(2.20)%		(1.33)%		(1.14)%	(1.42)%	(1.47)%	(1.44)%
Portfolio Turnover of the Portfolio	90%		130%		164%	93%	107%	160%
† The operating expenses of the Fund reflect a reimbursement of Class C distribution and service fees, and/or a reduction of the investment advisor fee of the Portfolio. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	3.03	%(5)
Expenses after custodian fee reduction(4)	3.03	%(5)
Net investment loss	(2.21)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

9

Eaton Vance Global Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund previously offered Class D shares. Such offering was discontinued during the year ended August 31, 2005. At the close of business on September 10, 2004, the Class D shares merged into Class B shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $52,518,539 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $36,153,099 and $16,365,440 will expire on August 31, 2010 and August 31, 2011, respectively. During the year ended August 31, 2005 capital loss carryovers of $6,209,176 were utilized to offset the net realized gains.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no credit balances used to reduce the Fund's custodian fees for the six months ended February 28, 2006.

F  Redemption Fees — Upon the redemption or exchange of shares (on or after February 1, 2003) held by Class A shareholders for less than 90 days, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $68 and $1,114 for the six months ended February 28, 2006 and for the year ended August 31, 2005, respectively.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires

10

Eaton Vance Global Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

There were no distributions paid for the six months ended February 28, 2006 and for the year ended August 31, 2005.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. EVM receives a monthly fee equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the six months ended February 28, 2006, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $100,137. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2006, EVM earned $6,185 in sub-transfer agent fees. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $3,277 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers or directors of EVM or EVD.

4  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	142,436	395,921
Redemptions	(336,445)	(889,918)
Exchange from Class B shares	80,588	180,169
Net decrease	(113,421)	(313,828)

11

Eaton Vance Global Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	29,497	145,055
Redemptions	(245,777)	(691,258)
Exchange to Class A shares	(81,101)	(180,632)
Merger from Class D shares	—	94,000
Net decrease	(297,381)	(632,835)
Class C	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	50,621	89,486
Redemptions	(118,526)	(301,338)
Net decrease	(67,905)	(211,852)
Class D	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)
Merger to Class B shares	—	(157,349)
Net decrease	—	(157,349)

(1)  Offering of Class D shares was discontinued during the year ended August 31, 2005 (see Note 1) .

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, EVD, in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B and Class C plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

The Fund paid or accrued $59,656, $104,041 and $41,411 for Class A, Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2006, representing 0.29%, 0.75% and 0.75% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively. At February 28, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,894,000 and $3,159,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended February 28, 2006 amounted to approximately $43,650, $34,680 and $13,804 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares and was imposed on Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed and Class D CDSC was imposed at

12

Eaton Vance Global Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $26,000 and $140 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $3,548,554 and $11,877,196, respectively, for the six months ended February 28, 2006.

13

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%
Security	Shares	Value
Aerospace & Defense — 1.2%
Thales SA	22,500	$1,025,262
		$1,025,262
Air Freight & Logistics — 1.2%
Deutsche Post AG	36,500	$953,777
		$953,777
Automobiles — 1.3%
Toyota Motor Corp.	20,200	$1,076,160
		$1,076,160
Biotechnology — 2.0%
Celgene Corp.(1)	27,000	$1,026,000
Ligand Pharmaceuticals, Inc., Class B(1)	48,000	597,600
		$1,623,600
Capital Markets — 5.6%
E*Trade Financial Corp.(1)	97,000	$2,481,260
Nomura Holdings, Inc.	52,700	1,005,073
UBS AG	10,500	1,115,831
		$4,602,164
Chemicals — 1.2%
Mitsubishi Chemical Holdings Corp.(1)	159,500	$974,971
		$974,971
Commercial Banks — 3.9%
ABN AMRO Holdings NV	40,000	$1,165,775
HSBC Holdings PLC	62,000	1,059,301
Shinsei Bank, Ltd.	153,000	1,028,379
		$3,253,455
Commercial Services & Supplies — 0.3%
Copart, Inc.(1)	8,000	$206,720
		$206,720
Communications Equipment — 2.3%
Research in Motion, Ltd.(1)	26,264	$1,852,400
		$1,852,400

Security	Shares	Value
Computers & Peripherals — 1.2%
Bull SA(1)	84,500	$1,006,444
		$1,006,444
Construction & Engineering — 1.0%
Abengoa SA	35,100	$834,058
		$834,058
Construction Materials — 1.5%
Martin Marietta Materials, Inc.	12,500	$1,218,750
U.S. Concrete, Inc.(1)	3,000	37,590
		$1,256,340
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	1,100	$36,861
DeVry, Inc.(1)	23,500	551,780
		$588,641
Diversified Financial Services — 3.0%
Diamond Lease Co., Ltd.	19,400	$882,176
MidCap SPDR Trust Series I	8,500	1,200,795
SPDR Trust Series I	3,000	384,900
		$2,467,871
Electric Utilities — 2.2%
British Energy Group PLC(1)	90,000	$971,948
Korea Electric Power Corp.	19,510	832,530
		$1,804,478
Electrical Equipment — 1.7%
Vestas Wind Systems A/S(1)	66,000	$1,382,969
		$1,382,969
Electronic Equipment & Instruments — 2.2%
Kingboard Chemical Holdings, Ltd.	492,000	$1,545,801
Photon Dynamics, Inc.(1)	11,000	233,090
		$1,778,891

See notes to financial statements

14

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Energy Equipment & Services — 1.6%
Pride International, Inc.(1)	15,000	$464,550
Transocean, Inc.(1)	5,500	407,990
Trico Marine Services, Inc.(1)	14,326	417,316
		$1,289,856
Food & Staples Retailing — 1.3%
Tesco PLC	180,000	$1,064,953
		$1,064,953
Food Products — 1.1%
Yamazaki Baking Co., Ltd.	108,000	$872,404
		$872,404
Health Care Equipment & Supplies — 2.2%
Cyberonics, Inc.(1)	3,200	$86,944
I-Flow Corp.(1)	8,482	116,458
Mentor Corp.	15,000	645,600
Thoratec Corp.(1)	10,000	201,200
Win International Co., Ltd.	826	757,040
		$1,807,242
Health Care Providers & Services — 2.5%
Caremark Rx, Inc.(1)	12,000	$597,000
DaVita, Inc.(1)	11,000	642,290
eResearch Technology, Inc.(1)	22,000	323,620
Henry Schein, Inc.(1)	11,000	513,150
		$2,076,060
Hotels, Restaurants & Leisure — 3.7%
AEON Fantasy Co., Ltd.	29,628	$1,016,534
Pinnacle Entertainment, Inc.(1)	8,000	224,400
Six Flags, Inc.(1)	144,500	1,524,475
WMS Industries, Inc.(1)	8,500	246,925
		$3,012,334
Household Durables — 1.0%
LG Electronics, Inc.	9,970	$818,701
		$818,701

Security	Shares	Value
Insurance — 1.9%
Admiral Group PLC	54,000	$534,079
Prudential PLC	100,000	1,056,230
		$1,590,309
Internet Software & Services — 2.1%
Google, Inc., Class A(1)	3,600	$1,305,432
Greenfield Online, Inc.(1)	15,955	111,844
ValueClick, Inc.(1)	20,000	350,200
		$1,767,476
IT Services — 6.3%
Altran Technologies SA(1)	99,500	$1,395,339
CheckFree Corp.(1)	21,980	1,087,131
Gartner, Inc.(1)	40,000	563,200
Kanbay International, Inc.(1)	26,800	455,064
MoneyGram International, Inc.	25,000	716,750
Patni Computer Systems, Ltd. ADR(1)	18,000	432,000
Satyam Computer Services, Ltd. ADR	14,000	576,100
		$5,225,584
Machinery — 2.6%
Caterpillar, Inc.	2,177	$159,095
Nihon Ceratec Co., Ltd.	160	809,779
Parker Hannifin Corp.	2,800	218,876
Sodick Co., Ltd.	64,000	945,327
		$2,133,077
Marine — 1.2%
American Commercial Lines, Inc.(1)	5,404	$205,352
Mitsui O.S.K. Lines, Ltd.	112,000	816,150
		$1,021,502
Media — 5.9%
Central European Media Enterprises, Ltd.(1)	14,000	$806,820
Havas Advertising	220,000	1,038,035
Premiere AG(1)	62,500	1,045,018
Promotora de Informaciones S.A. (Prisa)	55,000	1,018,482
Trinity Mirror PLC	96,000	969,781
		$4,878,136

See notes to financial statements

15

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Metals & Mining — 3.7%
Gabriel Resources, Ltd.(1)	44,436	$108,557
Gammon Lake Resources, Inc.(1)	58,000	930,320
NovaGold Resources, Inc.(1)	24,952	305,662
Simmer and Jack Mines, Ltd.(1)	3,225,000	1,069,454
Western Silver Corp.(1)	32,000	619,840
		$3,033,833
Multiline Retail — 0.5%
Big Lots, Inc.(1)	15,500	$197,005
Saks, Inc.	11,000	207,900
		$404,905
Multi-Utilities — 1.2%
United Utilities PLC	85,000	$1,016,116
		$1,016,116
Office Electronics — 1.3%
Canon, Inc.	16,900	$1,054,532
		$1,054,532
Oil, Gas & Consumable Fuels — 4.5%
Amerada Hess Corp.	10,500	$1,452,255
Arch Coal, Inc.	5,400	394,794
BP PLC	88,000	971,878
Parallel Petroleum Corp.(1)	10,775	183,283
SXR Uranium One, Inc.(1)	102,318	719,314
		$3,721,524
Personal Products — 2.0%
Herbalife, Ltd.(1)	7,117	$220,556
Oriflame Cosmetics SA	45,000	1,463,391
		$1,683,947
Pharmaceuticals — 6.0%
Adams Respiratory Therapeutics, Inc.(1)	5,000	$187,550
GlaxoSmithKline PLC	38,000	963,594
Medicines Co. (The)(1)	12,000	244,680
Par Pharmaceutical Cos., Inc.(1)	8,000	237,920
Sanofi-Aventis	11,950	1,018,251
Shire Pharmaceuticals Group PLC ADR	27,500	1,308,450
Takeda Pharmaceutical Co., Ltd.	18,400	1,024,343
		$4,984,788

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Atheros Communications, Inc.(1)	48,000	$987,840
Micron Technology, Inc.(1)	51,000	791,010
PDF Solutions, Inc.(1)	25,000	422,250
Tessera Technologies, Inc.(1)	11,200	349,776
		$2,550,876
Software — 0.7%
RSA Security, Inc.(1)	26,000	$381,680
Symantec Corp.(1)	12,000	202,680
		$584,360
Specialty Retail — 0.9%
Circuit City Stores, Inc.	8,000	$192,240
Men's Wearhouse, Inc., (The)	8,000	250,560
Tweeter Home Entertainment Group, Inc.(1)	37,000	297,480
		$740,280
Tobacco — 0.5%
Loews Corp. - Carolina Group	9,000	$427,410
		$427,410
Trading Companies & Distributors — 1.2%
Mitsui and Co., Ltd.	75,000	$1,025,490
		$1,025,490
Transportation Infrastructure — 1.5%
BAA PLC	90,000	$1,260,641
		$1,260,641
Wireless Telecommunication Services — 2.9%
NII Holdings, Inc.(1)	42,000	$2,151,240
OAO Vimpel-Communications ADR(1)	6,000	264,000
		$2,415,240
Total Common Stocks (identified cost $66,788,324)		$79,149,777

See notes to financial statements

16

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants — 0.0%
Security	Shares	Value
Kingboard Chemical - Strike: 20 Expires: 12/31/06(1)	49,200	$29,804
		$29,804
Total Warrants (identified cost $0)		$29,804
Commercial Paper — 2.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.56%, 3/1/06	$2,000	$2,000,000
Total Commercial Paper (at amortized cost, $2,000,000)		$2,000,000
Short-Term Investments — 2.6%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.57%, 3/1/06	$851	$851,000
Societe Generale Time Deposit, 4.563%, 3/1/06	1,277	1,277,000
Total Short-Term Investments (at amortized cost, $2,128,000)		$2,128,000
Total Investments — 100.9% (identified cost $70,916,324)		$83,307,581
Other Assets, Less Liabilities — (0.9)%		$(773,044)
Net Assets — 100.0%		$82,534,537

ADR - American Depository Receipt

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	40.6%	$33,468,317
Japan	16.1	13,288,358
United Kingdom	13.5	11,176,971
France	6.6	5,483,331
Canada	5.5	4,536,093
Germany	2.4	1,998,795
Spain	2.2	1,852,540
Republic of Korea	2.0	1,651,231
Hong Kong	1.9	1,575,605
Sweden	1.8	1,463,391
Denmark	1.7	1,382,969
Netherlands	1.4	1,165,775
Switzerland	1.4	1,115,831
South Africa	1.3	1,069,454
India	1.2	1,008,100
Bermuda	1.0	806,820
Russia	0.3	264,000

See notes to financial statements

17

Global Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $70,916,324)	$83,307,581
Cash	3,537
Receivable for investments sold	238,710
Interest and dividends receivable	88,215
Tax reclaim receivable	55,966
Total assets	$83,694,009
Liabilities
Payable for investments purchased	$1,056,117
Payable to affiliate for investment advisory fees	49,694
Payable to affiliate for administration fees	15,943
Payable to affiliate for Trustees' fees	182
Accrued expenses	37,536
Total liabilities	$1,159,472
Net Assets applicable to investors' interest in Portfolio	$82,534,537
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$70,145,542
Net unrealized appreciation (computed on the basis of identified cost)	12,388,995
Total	$82,534,537

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $15,515)	$269,555
Interest	56,941
Total investment income	$326,496
Expenses
Investment adviser fee	$303,756
Administration fee	100,385
Trustees' fees and expenses	7,602
Custodian fee	95,629
Legal and accounting services	19,367
Miscellaneous	3,093
Total expenses	$529,832
Deduct — Reduction of custodian fee	$69
Reduction of investment adviser fee	2,647
Total expense reductions	$2,716
Net expenses	$527,116
Net investment loss	$(200,620)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,393,439
Foreign currency transactions	(139,417)
Net realized gain	$8,254,022
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$467,413
Foreign currency	(2,104)
Net change in unrealized appreciation (depreciation)	$465,309
Net realized and unrealized gain	$8,719,331
Net increase in net assets from operations	$8,518,711

See notes to financial statements

18

Global Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(200,620)	$352,452
Net realized gain from investments and foreign currency transactions	8,254,022	6,474,742
Net change in unrealized appreciation (depreciation) from investments and foreign currency	465,309	8,672,591
Net increase in net assets from operations	$8,518,711	$15,499,785
Capital transactions — Contributions	$3,548,554	$10,654,315
Withdrawals	(11,877,196)	(30,426,722)
Net decrease in net assets from capital transactions	$(8,328,642)	$(19,772,407)
Net increase (decrease) in net assets	$190,069	$(4,272,622)
Net Assets
At beginning of period	$82,344,468	$86,617,090
At end of period	$82,534,537	$82,344,468

See notes to financial statements

19

Global Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006				Year Ended August 31,
(Unaudited)	2005		2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses 1.31%(2)	1.29%		1.25%	1.24%	1.15%	1.11%
Net expenses after custodian fee reduction 1.31%(2)	1.29%		1.25%	1.24%	1.15%	1.11%
Net investment income (loss) (0.50)%(2)	0.40%		0.55%	0.35%	0.08%	0.08%
Portfolio Turnover 90%	130%		164%	93%	107%	160%
Total Return(1) 11.14%	19.06%		5.42%	15.23%	(17.67)%	—
Net assets, end of period (000's omitted) $82,535	$82,344		$86,617	$99,073	$109,557	$204,969
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.32	%(2)	1.29%
Expenses after custodian fee reduction	1.32	%(2)	1.29%
Net investment income (loss)	(0.51	)%(2)	0.40%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

20

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of common stocks of companies expected to grow in value over time. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

21

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Options on Financial Futures — Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

22

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $303,756. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $100,385. The Advisers have also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2006 the Advisers, waived $2,647 of their advisory fee. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $70,552,617 and $80,950,857, respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$70,916,324
Gross unrealized appreciation	$13,555,851
Gross unrealized depreciation	(1,164,594)
Net unrealized appreciation	$12,391,257

The net unrealized depreciation on foreign currency was $2,262.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

23

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at February 28, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

8  Subsequent Event

An interim investment advisory agreement was entered into effective April 1, 2006 among Global Growth Portfolio, Boston Management and Research (BMR) and Eagle Global Advisors, L.L.C. (Eagle). This replaces the prior agreement dated June 19, 1995 between Global Growth Portfolio, Boston Management and Research and Lloyd George Investment Management (Bermuda) Limited. A portion of the investment advisory fee payable by the Portfolio equal to 0.125% annually of its daily net assets will be waived during the term of the interim investment advisory agreement. A special meeting of shareholders is anticipated to be held during the second quarter of 2006 to approve a new investment advisory agreement between the Portfolio and BMR and a new sub-advisory agreement between BMR and Eagle. Under the proposed investment advisory agreement, the Portfolio will pay the same investment advisory fee as under its existing investment advisory agreement.

24

Eaton Vance Global Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Global Growth Portfolio

Officers
Duncan W. Richardson
President
Arieh Coll
Vice President
Hon. Robert Lloyd George
Vice President and Trustee
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Co-Advisers of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-4/06   IASRC

Semiannual Report February 28, 2006

EATON VANCE GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Growth Fund as of February 28, 2006

INVESTMENT UPDATE

Arieh Coll

Portfolio Manager

The Fund

Performance for the Past Six Months

•             For the six months ended February 28, 2006, the Fund’s Class A shares had a total return of 8.86%. This return was the result of an increase in net asset value (NAV) per share to $8.11 on February 28, 2006 from $7.45 on August 31, 2005.(1)

•             The Fund’s Class B shares had a total return of 8.51% for the same period, the result of an increase in NAV per share to $8.09 from $7.46.(1) The Class B NAVs have been restated to reflect the effects of a stock split effective on November 11, 2005.

•             The Fund’s Class C shares had a total return of 8.47% for the same period, the result of an increase in NAV per share to $8.09 from $7.46.(1) The Class C NAVs have been restated to reflect the effects of a stock split effective on November 11, 2005.

•             For comparison, the S&P 500 Index (the S&P 500 Index) — an unmanaged index commonly used as a measure of U.S. stock market performance — had a total return of 5.92% for the same period.(2)

Management Discussion

•             For the six months ended February 28, 2006, Eaton Vance Growth Fund outpaced its benchmark, the S&P 500 Index.(2)

•             In a period in which the stock market’s returns were somewhat lackluster, given the continued strength of the U.S. economy and impressive corporate earnings reports, the Fund enjoyed positive returns. Although inflation remained moderate during the period, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, causing concern among investors that these increases could slow the economy. These concerns about higher rates, along with the short-term effects of Hurricanes Katrina and Rita, provided a headwind to stock performance. Still, the S&P 500 Index still managed to post solid results.

•             The Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as the Fund (“Portfolio”).Three sectors that made significant contributions to the Portfolio’s performance during the period were energy, materials, and utilities. In all three sectors, the Portfolio was significantly overweighted compared to the S&P 500 Index, and the sectors outperformed the market, so this positioning was beneficial. Moreover, the Portfolio’s holdings in these sectors outperformed those in the S&P 500 Index.(3)

•             In the energy sector, two natural gas stocks made particularly strong contributions during the period. In the materials sector, which has benefited from high prices due to strong demand and stagnant supply, the Portfolio’s holdings of a gold mining stock and a silver mining stock both performed well. In the utilities sector, the Portfolio owned a British company that was undergoing a restructuring and had seen a steep stock decline. During the period, the company enjoyed a turnaround and produced an attractive gain for the Portfolio.(3)

•             Two stocks in the information technology sector detracted from performance because they failed to meet analysts’ earnings expectations and subsequently saw price declines. The Portfolio also continued to hold a significant position in a company that had been in a patent dispute over the technology used for its handheld wireless email devices. However, after the end of the period, on March 3, 2006, the company reached a settlement with the plaintiff and its stock has risen since then. Consumer staples holdings also lagged, and in this sector, a cosmetics company and a drug store chain detracted from returns.(3)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charge were deducted, returns would be lower.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) Industry weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Growth Fund as of February 28, 2006

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	11.25%	10.40%	10.38%
Five Years	4.11	3.35	3.35
Ten Years	6.06	5.18	4.79
Life of Fund†	9.28	7.01	6.63

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	4.92%	5.40%	9.38%
Five Years	2.90	3.00	3.35
Ten Years	5.43	5.18	4.79
Life of Fund†	9.16	7.01	6.63

†             Inception Dates – Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector(3)

As a percentage of total common stocks

(3) As of 2/28/06. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Holdings(2)

By net assets

E*TRADE Financial Corp.	5.7%
NII Holdings Inc.	5.0
Research In Motion Ltd.	4.1
Six Flags Inc.	3.7
Amerada Hess Corp	3.1
Google Inc.	3.0
Shire Pharmaceuticals PLC (ADR)	2.9
Midcap SPDR Trust Series 1	2.9
Martin Marietta Materials Inc.	2.8
Atheros Communications Inc.	2.4

(2) Ten Largest Holdings represented 35.6% of Portfolio net assets as of 2/28/06. Holdings are subject to change due to active management.

3

Eaton Vance Growth Fund as of February 28, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 – February 28, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)

Actual
Class A	$1,000.00	$1,088.60	$6.53
Class B	$1,000.00	$1,085.10	$10.39
Class C	$1,000.00	$1,084.70	$10.39

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.31
Class B	$1,000.00	$1,014.80	$10.04
Class C	$1,000.00	$1,014.80	$10.04

*            Expenses are equal to the Fund’s annualized expense ratio of 1.26% for Class A shares, 2.01% for Class B shares, and 2.01% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investment in Growth Portfolio, at value (identified cost, $106,680,673)	$128,210,955
Receivable for Fund shares sold	267,118
Prepaid expenses	8,558
Total assets	$128,486,631
Liabilities
Payable to affiliate for distribution and service fees	$61,710
Payable for Fund shares redeemed	40,168
Accrued expenses	63,648
Total liabilities	$165,526
Net Assets	$128,321,105
Sources of Net Assets
Paid-in capital	$105,386,010
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,937,411
Accumulated net investment loss	(532,598)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	21,530,282
Total	$128,321,105
Class A Shares
Net Assets	$109,926,777
Shares Outstanding	13,558,153
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.11
Maximum Offering Price Per Share (100 ÷ 94.25 of $8.11)	$8.60
Class B Shares
Net Assets	$11,503,724
Shares Outstanding	1,422,442
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$8.09
Class C Shares
Net Assets	$6,890,604
Shares Outstanding	852,020
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$8.09
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $491)	$211,685
Interest allocated from Portfolio	90,689
Expenses allocated from Portfolio	(457,604)
Net investment loss from Portfolio	$(155,230)
Expenses
Trustees' fees and expenses	$2,313
Distribution and service fees
Class A	130,669
Class B	56,021
Class C	31,866
Transfer and dividend disbursing agent fees	87,870
Registration fees	22,896
Legal and accounting services	17,557
Printing and postage	16,612
Custodian fee	9,211
Miscellaneous	2,353
Total expenses	$377,368
Net investment loss	$(532,598)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$9,888,324
Foreign currency transactions	(7,755)
Net realized gain	$9,880,569
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,183,225
Foreign currency	1,441
Net change in unrealized appreciation (depreciation)	$1,184,666
Net realized and unrealized gain	$11,065,235
Net increase in net assets from operations	$10,532,637

See notes to financial statements

5

Eaton Vance Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment loss	$(532,598)	$(748,619)
Net realized gain (loss) from investment transactions and foreign currency transactions	9,880,569	13,858,299
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,184,666	11,208,739
Net increase in net assets from operations	$10,532,637	$24,318,419
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$5,108,158	$6,701,316
Class B	1,049,340	2,106,660
Class C	922,758	962,727
Cost of shares redeemed Class A	(9,461,612)	(18,504,903)
Class B	(1,734,204)	(3,368,108)
Class C	(774,711)	(2,045,251)
Net asset value of shares exchanged Class A	335,787	625,446
Class B	(335,787)	(625,446)
Net decrease in net assets from Fund share transactions	$(4,890,271)	$(14,147,559)
Net increase in net assets	$5,642,366	$10,170,860
Net Assets
At beginning of period	$122,678,739	$112,507,879
At end of period	$128,321,105	$122,678,739
Accumulated net investment loss included in net assets
At end of period	$(532,598)	$—

See notes to financial statements

6

Eaton Vance Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$7.450		$6.060	$6.310	$4.760	$6.270	$10.360
Income (loss) from operations
Net investment loss	$(0.029)		$(0.035)	$(0.039)	$(0.057)	$(0.057)	$(0.049)
Net realized and unrealized gain (loss)	0.689		1.425	(0.211)	1.607	(1.453)	(1.811)
Total income (loss) from operations	$0.660		$1.390	$(0.250)	$1.550	$(1.510)	$(1.860)
Less distributions
From net realized gain	$—		$—	$—	$—	$—	$(2.230)
Total distributions	$—		$—	$—	$—	$—	$(2.230)
Net asset value — End of period	$8.110		$7.450	$6.060	$6.310	$4.760	$6.270
Total Return(2)	8.86%		22.94%	(3.96)%	32.56%	(24.08)%	(22.80)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$109,927		$104,876	$95,214	$96,673	$80,121	$109,847
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.26	%(4)	1.27%	1.26%	1.38%	1.29%	1.23%
Net expenses after custodian fee reduction(3)	1.26	%(4)	1.27%	1.26%	1.38%	1.29%	1.23%
Interest expense(3)	—		—	0.01%	—	—	0.04%
Net investment loss	(0.76	)%(4)	(0.50)%	(0.60)%	(1.13)%	(0.99)%	(0.70)%
Portfolio Turnover of the Portfolio	112%		201%	276%	217%	282%	301%
† The operating expenses of the Fund reflect a reduction of the investment advisor fee of the Portfolio. Had such actions not been taken, the ratios and net investment loss would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.27	%(4)	1.28%
Expenses after custodian fee reduction(3)	1.27	%(4)	1.28%
Net investment loss	(0.77	)%(4)	(0.51)%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

7

Eaton Vance Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)(2)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)	2001(1)(2)
Net asset value — Beginning of period	$7.460		$6.110	$6.410	$4.880	$6.470	$9.650
Income (loss) from operations
Net investment loss	$(0.057)		$(0.087)	$(0.094)	$(0.097)	$(0.104)	$(0.104)
Net realized and unrealized gain (loss)	0.687		1.437	(0.206)	1.627	(1.486)	(1.890)
Total income (loss) from operations	$0.630		$1.350	$(0.300)	$1.530	$(1.590)	$(1.994)
Less distributions
From net realized gain	$—		$—	$—	$—	$—	$(1.186)
Total distributions	$—		$—	$—	$—	$—	$(1.186)
Net asset value — End of period	$8.090		$7.460	$6.110	$6.410	$4.880	$6.470
Total Return(3)	8.51%		21.91%	(4.64)%	31.52%	(24.59)%	(23.53)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$11,504		$11,609	$11,247	$13,254	$6,972	$9,863
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.01	%(5)	2.02%	2.01%	2.13%	2.04%	1.98%
Net expenses after custodian fee reduction(4)	2.01	%(5)	2.02%	2.01%	2.13%	2.04%	1.98%
Interest expense(4)	—		—	0.01%	—	—	0.04%
Net investment loss	(1.51	)%(5)	(1.25)%	(1.43)%	(1.87)%	(1.74)%	(1.44)%
Portfolio Turnover of the Portfolio	112%		201%	276%	217%	282%	301%
† The operating expenses of the Fund reflect a reduction of the investment advisor fee of the Portfolio. Had such actions not been taken, the ratios and net investment loss would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.02	%(5)	2.03%
Expenses after custodian fee reduction(4)	2.02	%(5)	2.03%
Net investment loss	(1.52	)%(5)	(1.26)%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.8804348-for-1 stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of its Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Growth Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)(2)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)	2001(1)(2)
Net asset value — Beginning of period	$7.460		$6.120	$6.420	$4.880	$6.470	$9.840
Income (loss) from operations
Net investment loss	$(0.057)		$(0.087)	$(0.088)	$(0.097)	$(0.106)	$(0.106)
Net realized and unrealized gain (loss)	0.687		1.427	(0.212)	1.637	(1.484)	(1.893)
Total income (loss) from operations	$0.630		$1.340	$(0.300)	$1.540	$(1.590)	$(1.999)
Less distributions
From net realized gain	$—		$—	$—	$—	$—	$(1.371)
Total distributions	$—		$—	$—	$—	$—	$(1.371)
Net asset value — End of period	$8.090		$7.460	$6.120	$6.420	$4.880	$6.470
Total Return(3)	8.47%		21.91%	(4.60)%	31.53%	(24.62)%	(23.56)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$6,891		$6,194	$6,048	$4,592	$2,491	$2,584
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.01	%(5)	2.02%	2.01%	2.13%	2.04%	1.98%
Net expenses after custodian fee reduction(4)	2.01	%(5)	2.02%	2.01%	2.13%	2.04%	1.98%
Interest expense(4)	—		—	0.01%	—	—	0.04%
Net investment loss	(1.51	)%(5)	(1.25)%	(1.34)%	(1.87)%	(1.75)%	(1.48)%
Portfolio Turnover of the Portfolio	112%		201%	276%	217%	282%	301%
† The operating expenses of the Fund reflect a reduction of the investment advisor fee of the Portfolio. Had such actions not been taken, the ratios and net investment loss would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.02	%(5)	2.03%
Expenses after custodian fee reduction(4)	2.02	%(5)	2.03%
Net investment loss	(1.52	)%(5)	(1.26)%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.6263587-for-1 stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of its Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 28, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no credit balances used to reduce the Fund's custodian fees for the six months ended February 28, 2006.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $7,178,962, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire August 31, 2011 ($5,623,173) and August 31, 2010 ($1,555,789). During the year ended August 31, 2005, capital loss carryovers of $13,478,981 were utilized to offset net realized gains.

E  Other — Investment transactions are accounted for on a trade-date basis.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course

10

Eaton Vance Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to pay dividends semiannually and to make at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	653,330	977,218
Redemptions	(1,221,637)	(2,692,452)
Exchange from Class B shares	43,085	89,962
Net decrease	(525,222)	(1,625,272)

Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)
Sales	136,986	296,620
Redemptions	(233,230)	(489,543)
Exchange to Class A shares	(38,265)	(89,593)
Net decrease	(134,509)	(282,516)
Class C	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)
Sales	121,435	139,480
Redemptions	(100,104)	(297,679)
Net increase (decrease)	21,331	(158,199)

(1)  Transactions have been restated to reflect the effects of a 1.8804348-for-1 stock split on Class B shares and a 1.6263587-for-1 stock split on Class C shares effective on November 11, 2005.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the Administrator of the Fund, but does not currently receive a fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2006, EVM earned $5,633 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $4,428 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan)

11

Eaton Vance Growth Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $42,016 and $23,900 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 28, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $83,000 and $696,000 for Class B and Class C shares, respectively.

The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended February 28, 2006 amounted to $130,669, $14,005, and $7,966 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $0, $17,000 and $45 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $6,851,425 and $12,434,609, respectively, for the six months ended February 28, 2006.

8  Stock Split

On October 17, 2005, the Trustees of the Trust approved a 1.8804348-for-1 and 1.6263587-for-1 stock split for Class B and Class C shares, respectively, effective November 11, 2005. The stock splits had no impact on the overall value of the shareholder's investment in the Fund.

12

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.7%
Security	Shares	Value
Biotechnology — 5.0%
Arena Pharmaceuticals, Inc.(1)	30,000	$531,300
Celgene Corp.(1)	76,000	2,888,000
Ligand Pharmaceuticals, Inc., Class B(1)	134,000	1,668,300
Medimmune, Inc.(1)	36,000	1,313,640
		$6,401,240
Capital Markets — 5.7%
E*Trade Financial Corp.(1)	285,000	$7,290,300
		$7,290,300
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	25,000	$646,000
		$646,000
Communications Equipment — 4.1%
Research In Motion, Ltd.(1)	75,129	$5,298,848
		$5,298,848
Construction Materials — 2.9%
Martin Marietta Materials, Inc.	37,000	$3,607,500
U.S. Concrete, Inc.(1)	8,500	106,505
		$3,714,005
Consumer Finance — 0.6%
Student Loan Corp. (The)	3,400	$746,266
		$746,266
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	3,500	$117,285
DeVry, Inc.(1)	68,000	1,596,640
		$1,713,925
Diversified Financial Services — 3.8%
Midcap SPDR Trust Series I	26,000	$3,673,020
SPDR Trust Series 1	9,800	1,257,340
		$4,930,360

Security	Shares	Value
Electric Utilities — 2.0%
British Energy Group PLC(1)	240,000	$2,591,861
		$2,591,861
Electronic Equipment & Instruments — 0.5%
Photon Dynamics, Inc.(1)	31,000	$656,890
Symbol Technologies, Inc.	74	860
		$657,750
Energy Equipment & Services — 3.1%
Pride International, Inc.(1)	43,000	$1,331,710
Transocean, Inc.(1)	16,000	1,186,880
Trico Marine Services, Inc.(1)	49,519	1,442,489
		$3,961,079
Health Care Equipment & Supplies — 2.4%
Cyberonics, Inc.(1)	10,000	$271,700
I-Flow Corp.(1)	20,425	280,435
Mentor Corp.	44,000	1,893,760
Thoratec Corp.(1)	32,000	643,840
		$3,089,735
Health Care Providers & Services — 4.6%
Caremark Rx, Inc.(1)	30,000	$1,492,500
DaVita, Inc.(1)	32,000	1,868,480
eResearch Technology, Inc.(1)	60,000	882,600
Henry Schein, Inc.(1)	30,000	1,399,500
Omnicare, Inc.	5,000	304,250
		$5,947,330
Hotels, Restaurants & Leisure — 4.8%
Pinnacle Entertainment, Inc.(1)	25,000	$701,250
Six Flags, Inc.(1)	454,300	4,792,865
WMS Industries, Inc.(1)	24,000	697,200
		$6,191,315
Insurance — 2.9%
Admiral Group PLC	150,000	$1,483,553
Old Republic International Corp.	50,000	1,064,500
PartnerRe, Ltd.	19,000	1,151,590
		$3,699,643

See notes to financial statements

13

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Software & Services — 4.1%
Google, Inc., Class A(1)	10,600	$3,843,772
Greenfield Online, Inc.(1)	42,738	299,593
HomeStore, Inc.(1)	3,941	24,513
ValueClick, Inc.(1)	60,000	1,050,600
		$5,218,478
IT Services — 8.7%
CheckFree Corp.(1)	60,608	$2,997,672
Gartner, Inc.(1)	110,000	1,548,800
Kanbay International, Inc.(1)	82,000	1,392,360
MoneyGram International, Inc.	77,000	2,207,590
Patni Computer Systems, Ltd. ADR(1)	50,000	1,200,000
Satyam Computer Services, Ltd. ADR	39,000	1,604,850
Syntel, Inc.	9,800	166,600
		$11,117,872
Machinery — 0.9%
Caterpillar, Inc.	5,890	$430,441
Parker Hannifin Corp.	8,500	664,445
		$1,094,886
Marine — 0.5%
American Commercial Lines, Inc.(1)	15,060	$572,280
		$572,280
Media — 1.6%
Central European Media Enterprises, Ltd.(1)	36,000	$2,074,680
		$2,074,680
Metals & Mining — 4.4%
Gabriel Resources, Ltd.(1)	148,119	$361,853
Gammon Lake Resources, Inc.(1)	160,000	2,566,400
NovaGold Resources, Inc.(1)	74,857	916,998
Western Silver Corp.(1)	95,000	1,840,150
		$5,685,401
Multiline Retail — 1.0%
Big Lots, Inc.(1)	50,000	$635,500
Saks, Inc.	35,000	661,500
		$1,297,000

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Amerada Hess Corp.	28,500	$3,941,835
Arch Coal, Inc.	16,450	1,202,660
Parallel Petroleum Corp.(1)	35,916	610,931
SXR Uranium One, Inc.(1)	338,852	2,382,193
		$8,137,619
Personal Products — 0.5%
Herbalife, Ltd.(1)	21,898	$678,619
		$678,619
Pharmaceuticals — 4.5%
Adams Respiratory Therapeutics, Inc.(1)	14,000	$525,140
Medicines Co., (The)(1)	36,000	734,040
Par Pharmaceutical Cos., Inc.(1)	23,000	684,020
Shire Pharmaceuticals PLC ADR	79,000	3,758,820
		$5,702,020
Semiconductors & Semiconductor Equipment — 6.1%
Atheros Communications, Inc.(1)	149,000	$3,066,420
Micron Technology, Inc.(1)	158,000	2,450,580
PDF Solutions, Inc.(1)	80,000	1,351,200
Tessera Technologies, Inc.(1)	30,000	936,900
		$7,805,100
Software — 1.5%
RSA Security, Inc.(1)	85,000	$1,247,800
Symantec Corp.(1)	40,000	675,600
		$1,923,400
Specialty Retail — 1.7%
Circuit City Stores, Inc.	25,000	$600,750
Men's Wearhouse, Inc., (The)	24,000	751,680
Tweeter Home Entertainment Group, Inc.(1)	100,000	804,000
		$2,156,430
Tobacco — 1.0%
Loews Corp. - Carolina Group	28,000	$1,329,720
		$1,329,720

See notes to financial statements

14

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Wireless Telecommunication Services — 5.6%
NII Holdings, Inc.(1)	124,000	$6,351,280
OAO Vimpel-Communications ADR(1)	19,000	836,000
		$7,187,280
Total Common Stocks (identified cost $97,331,606)		$118,860,442
Commercial Paper — 3.9%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.56%, 3/1/06	5,078	$5,078,000
Total Commercial Paper (at amortized cost, $5,078,000)		$5,078,000

Short-Term Investments — 4.7%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.57%, 3/1/06	2,000	$2,000,000
Societe Generale Time Deposit, 4.563%, 3/1/06	4,000	4,000,000
Total Short-Term Investments (at amortized cost, $6,000,000)		$6,000,000
Total Investments — 101.3% (identified cost $108,409,606)		$129,938,442
Other Assets, Less Liabilities — (1.3)%		$(1,727,461)
Net Assets — 100.0%		$128,210,981

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

15

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	79.5%	$101,870,646
Canada	10.4	13,366,442
United Kingdom	6.1	7,834,234
Bermuda	2.5	3,226,270
India	2.2	2,804,850
Russia	0.6	836,000
	101.3%	$129,938,442

See notes to financial statements

16

Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $108,409,606)	$129,938,442
Cash	1,718
Receivable for investments sold	875,425
Interest and dividends receivable	35,410
Total assets	$130,850,995
Liabilities
Payable for investments purchased	$2,542,160
Payable to affiliate for investment advisory fees	67,810
Accrued expenses	30,044
Total liabilities	$2,640,014
Net Assets applicable to investors' interest in Portfolio	$128,210,981
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$106,680,704
Net unrealized appreciation (computed on the basis of identified cost)	21,530,277
Total	$128,210,981

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $491)	$211,685
Interest	90,689
Total investment income	$302,374
Expenses
Investment adviser fee	$385,651
Trustees' fees and expenses	5,822
Custodian fee	46,322
Legal and accounting services	19,367
Interest expense	4,935
Miscellaneous	2,716
Total expenses	$464,813
Deduct — Reduction of investment adviser fee	$7,208
Total expense reductions	$7,208
Net expenses	$457,605
Net investment loss	$(155,231)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$9,888,328
Foreign currency transactions	(7,755)
Net realized gain	$9,880,573
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,183,223
Foreign currency	1,441
Net change in unrealized appreciation (depreciation)	$1,184,664
Net realized and unrealized gain	$11,065,237
Net increase in net assets from operations	$10,910,006

See notes to financial statements

17

Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(155,231)	$27,358
Net realized gain (loss) from investment transactions and foreign currency transactions	9,880,573	13,858,301
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,184,664	11,208,742
Net increase in net assets from operations	$10,910,006	$25,094,401
Capital transactions — Contributions	$6,851,425	$9,771,545
Withdrawals	(12,434,609)	(25,071,099)
Net decrease in net assets from capital transactions	$(5,583,184)	$(15,299,554)
Net increase in net assets	$5,326,822	$9,794,847
Net Assets
At beginning of period	$122,884,159	$113,089,312
At end of period	$128,210,981	$122,884,159

See notes to financial statements

18

Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005		2004	2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.74	%(1)	0.75%		0.74%	0.77%	0.75%	0.73%
Net expenses after custodian fee reduction	0.74	%(1)	0.75%		0.74%	0.77%	0.75%	0.73%
Interest expense	0.01	%(1)	0.00	%(2)	0.01%	—	—	0.04%
Net investment income (loss)	(0.25	)%(1)	0.02%		(0.09)%	(0.52)%	(0.44)%	(0.20)%
Portfolio Turnover	112%		201%		276%	217%	282%	301%
Total Return(3)	9.14%		23.55%		(3.47)%	33.37%	(23.66)%	—
Net assets, end of period (000's omitted)	$128,211		$122,884		$113,089	$114,496	$89,799	$122,467
† The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.75	%(1)	0.76%
Expenses after custodian fee reduction	0.75	%(1)	0.76%
Interest expense	0.01	%(1)	0.00	%(2)
Net investment income (loss)	(0.26	)%(1)	0.01%

(1)  Annualized.

(2)  Amounts represent less than 0.01%

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

19

Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. A secondary consideration is investment income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C  Income Taxes — The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. There were no credit balances used to reduce the Portfolio's custodian fees for the six months ended February 28, 2006.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles

20

Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended February 28, 2006, the fee amounted to $385,651. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2006, BMR waived $7,208 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $134,444,600 and $149,750,807 respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$108,409,606
Gross unrealized appreciation	$22,842,751
Gross unrealized depreciation	(1,313,915)
Net unrealized appreciation	$21,528,836

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2006, the Portfolio did not have a balance outstanding pursuant to this line of credit. The Portfolio did not have any significant borrowings during the six months ended February 28, 2006.

21

Eaton Vance Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

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Investment Adviser of Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

444-4/06  GFSRC

Semiannual Report February 28, 2006

EATON VANCE WORLDWIDE HEALTH SCIENCES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

INVESTMENT UPDATE

Samuel D. Isaly

Lead Portfolio Manager

Sven H. Borho, CFA

Geoffrey C. Hsu, CFA

Richard D. Klemm, Ph.D., CFA

Trevor M. Polischuk, Ph.D.

The Fund

Performance for the Past Six Months

•             For the six months ended February 28, 2006, the Fund’s Class A shares had a total return of 6.62%. This return was the result of an increase in net asset value (NAV) per share to $11.59 on February 28, 2006, from $10.87 on August 31, 2005.(1)

•             The Fund’s Class B shares had a total return of 6.27% for the period, the result of an increase in NAV per share to $12.20 from $11.48.(1)

•             The Fund’s Class C shares had a total return of 6.27% for the period, the result of an increase in NAV per share to $12.20 from $11.48.(1) The Fund’s Class C NAVs have been restated to reflect the effects of a reverse stock split effective November 11, 2005.

•             The Fund’s Class R shares had a total return of 6.56% for the period, the result of an increase in NAV per share to $12.02 from $11.28.(1)

•             For comparison, the S&P 500 Index had a total return of 5.92%, and the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) had a total return of 15.14%. The average total return of funds in the Lipper Health and Biotech Classification was 6.45% during the period. The MSCI World Pharmaceuticals and Biotechnology USD Index had a total return of 3.61% for the same period.(2)

Management Discussion

•             For the six months ended February 28, 2006, Eaton Vance Worldwide Health Sciences Fund’s performance exceeded that of its U.S. benchmark, the S&P 500 Index, an unmanaged index of common stocks trading in the U.S, and trailed that of its international benchmark, the MSCI EAFE Index, an unmanaged index of foreign stocks. The Fund currently invests its assets in a separate registered investment company, Worldwide Health Sciences Portfolio (the “Portfolio”), with the same objective and policies as the Fund.

•             The Fund’s performance benefited from a recovery in the health care sector in the latter months of 2005. The biotech sector recovered from relatively poor returns earlier in the year, which were negatively impacted by a sharp drop in new product approvals, and rallied to lead health care’s performance in the second half of 2005. With approximately one-third of the Fund’s assets in biotechnology shares, the reversal of the “biotech bear market” bolstered the Fund’s overall returns and contributed to the Fund’s relative outperformance versus its U.S. benchmark and peer group for the period.

•             Other factors driving Fund returns included a flood of acquisitions of small biotech companies, the launch of a major Medicare prescription drug benefit, and healthy revenue and earnings growth from the larger-capitalization biotechnology companies. Each of these events served to improve sentiment for the industry as a whole.

•             The Fund’s holdings in pharmaceutical stocks generally performed well throughout the period. A few key biotechnology holdings in the Portfolio, acquired late in 2005, experienced price increases and contributed significantly to the Fund’s performance. The political environment continued to be supportive for the pharmaceutical industry, as the rollout of the Medicare prescription drug benefit proceeded with only minor

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class R shares are offered to certain investors at net asset value. Class A shares and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FUND PERFORMANCE

disruptions. Some pharmaceutical companies have increased earnings guidance, as they factor in new demand from this program. Cost containment pressures appeared to have abated during the period.

•             A few holdings contributed negatively to the Fund’s performance for the period. For example, one company specializing in osteoporosis and central nervous system disorders had a delay in a significant product approval, which caused its shares to decline. A similar scenario played out when a company that develops oncology-related products had disappointing sales results of a newly-launched product.

•             Throughout the period, the Fund continued to focus on companies believed to possess significant new product launch potential from recently launched (or soon to launch) therapeutics. During the period, management sought to take advantage of lower prices in certain drug development companies by adding to positions believed to have near-term catalysts that could spur revenue growth.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Performance†	Class A	Class B	Class C	Class R

Average Annual Total Returns (at net asset value)
One Year	17.19%	16.30%	16.24%	16.93%
Five Years	3.02	2.25	2.23	N/A
Ten Years	13.73	N/A	N/A	N/A
Life of Fund††	15.65	12.97	13.14	7.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	10.49%	11.30%	15.24%	16.93%
Five Years	1.81	1.88	2.23	N/A
Ten Years	13.06	N/A	N/A	N/A
Life of Fund††	15.32	12.97	13.14	7.67

††Inception Dates – Class A: 7/26/85; Class B: 9/23/96; Class C: 1/5/98; Class R: 9/8/03

†             Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class R shares are offered to certain investors at net asset value. Class A shares and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Regional Distribution*

By total investments

Common Stock Sector Distribution*

By total investments

Top 10 Common Stock Holdings †

By net assets

Novartis AG	7.48%
Amgen, Inc.	6.80%
Genentech, Inc.	6.26%
Medimmune, Inc.	6.17%
Genzyme Corp.	5.07%
Takeda Pharmaceutical Co., Ltd.	4.92%
Vertex Pharmaceuticals, Inc.	4.25%
Wyeth	4.10%
Gen-Probe, Inc.	4.04%
Astellas Pharma, Inc.	4.00%

*            Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

†             Ten Largest Holdings represented 53.09% of Portfolio net assets as of February 28, 2006. Holdings are subject to change due to active management.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 – February 28, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Worldwide Health Sciences Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)

Actual
Class A	$1,000.00	$1,066.20	$8.20
Class B	$1,000.00	$1,062.70	$12.02
Class C	$1,000.00	$1,062.10	$12.02
Class R	$1,000.00	$1,065.60	$9.47

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.90	$8.00
Class B	$1,000.00	$1,013.10	$11.73
Class C	$1,000.00	$1,013.10	$11.73
Class R	$1,000.00	$1,015.70	$9.25

*            Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares, and 1.85% for Class R shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $2,007,621,023)	$2,600,169,924
Receivable for Fund shares sold	4,052,100
Total assets	$2,604,222,024
Liabilities
Payable for Fund shares redeemed	$7,015,923
Payable to affiliate for distribution and service fees	1,287,950
Payable for investment management fees	423,879
Accrued expenses	897,015
Total liabilities	$9,624,767
Net Assets	$2,594,597,257
Sources of Net Assets
Paid-in capital	$2,035,141,007
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(16,846,189)
Accumulated net investment loss	(16,246,462)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	592,548,901
Total	$2,594,597,257
Class A Shares
Net Assets	$1,447,982,186
Shares Outstanding	124,986,066
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.59
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.59)	$12.30
Class B Shares
Net Assets	$649,851,590
Shares Outstanding	53,283,410
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.20
Class C Shares
Net Assets	$492,151,782
Shares Outstanding	40,341,548
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.20
Class R Shares
Net Assets	$4,611,699
Shares Outstanding	383,744
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.02
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $192,405)	$6,673,673
Interest allocated from Portfolio	1,694,346
Expenses allocated from Portfolio	(11,828,893)
Net investment loss from Portfolio	$(3,460,874)
Expenses
Management fee	$2,747,250
Trustees' fees and expenses	1,758
Distribution and service fees Class A	1,751,683
Class B	3,292,789
Class C	2,413,249
Class R	9,116
Transfer and dividend disbursing agent fees	2,213,622
Printing and postage	231,856
Registration fees	54,742
Legal and accounting services	38,029
Custodian fee	17,994
Miscellaneous	19,585
Total expenses	$12,791,673
Deduct — Reduction of management fee	$6,085
Total expense reductions	$6,085
Net expenses	$12,785,588
Net investment loss	$(16,246,462)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(10,771,833)
Foreign currency transactions	(226,696)
Net realized loss	$(10,998,529)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$187,172,950
Foreign currency	(40,460)
Net change in unrealized appreciation (depreciation)	$187,132,490
Net realized and unrealized gain	$176,133,961
Net increase in net assets from operations	$159,887,499

See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment loss	$(16,246,462)	$(26,461,196)
Net realized gain (loss) from investment transactions and foreign currency transactions	(10,998,529)	43,802,037
Net change in unrealized appreciation from investment and foreign currency	187,132,490	209,860,332
Net increase in net assets from operations	$159,887,499	$227,201,173
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$107,930,872	$411,695,380
Class B	11,953,248	36,810,537
Class C	31,378,280	78,666,703
Class R	1,760,327	2,163,008
Cost of shares redeemed Class A	(156,998,634)	(414,370,805)
Class B	(62,114,102)	(155,431,848)
Class C	(53,100,240)	(134,671,832)
Class D	—	(62,875)
Class R	(478,498)	(910,345)
Net asset value of shares exchanged Class A	18,805,447	38,266,276
Class B	(18,805,447)	(38,266,276)
Net asset value of shares merged Class B	—	19,806,407
Class D	—	(19,806,407)
Redemption Fees	9,999	28,272
Net decrease in net assets from Fund share transactions	$(119,658,748)	$(176,083,805)
Net increase in net assets	$40,228,751	$51,117,368
Net Assets
At beginning of period	$2,554,368,506	$2,503,251,138
At end of period	$2,594,597,257	$2,554,368,506
Accumulated net investment loss included in net assets
At end of period	$(16,246,462)	$—

See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$10.870		$9.880	$9.360	$7.640	$10.280	$12.330
Income (loss) from operations
Net investment loss	$(0.052)		$(0.071)	$(0.109)	$(0.096)	$(0.082)	$(0.094)
Net realized and unrealized gain (loss)	0.772		1.061	0.629	1.816	(2.108)	(1.447)
Total income (loss) from operations	$0.720		$0.990	$0.520	$1.720	$(2.190)	$(1.541)
Less distributions
From net realized gain	$—		$—	$—	$—	$(0.450)	$(0.509)
Total distributions	$—		$—	$—	$—	$(0.450)	$(0.509)
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$11.590		$10.870	$9.880	$9.360	$7.640	$10.280
Total Return(3)	6.62%		10.02%	5.56%	22.51%	(21.87)%	(13.08)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,447,982		$1,387,658	$1,226,740	$985,769	$772,283	$783,176
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(4)	1.60	%(5)	1.56%	1.80%	1.99%	1.69%	1.71%
Net expenses after custodian fee reduction(4)	1.60	%(5)	1.56%	1.79%	1.97%	1.67%	1.69%
Net investment loss	(0.94	)%(5)	(0.70)%	(1.08)%	(1.18)%	(0.90)%	(0.89)%
Portfolio Turnover of the Portfolio	4%		13%	13%	27%	38%	24%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the management fee and/or distribution fee and/or investment adviser fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.62	%(5)	1.57%	1.80%
Expenses after custodian fee reduction(4)	1.62	%(5)	1.57%	1.79%
Net investment loss	(0.96	)%(5)	(0.71)%	(1.08)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$11.480		$10.520	$10.040	$8.260	$11.150	$13.670
Income (loss) from operations
Net investment loss	$(0.099)		$(0.157)	$(0.197)	$(0.169)	$(0.164)	$(0.190)
Net realized and unrealized gain (loss)	0.819		1.117	0.677	1.949	(2.276)	(1.589)
Total income (loss) from operations	$0.720		$0.960	$0.480	$1.780	$(2.440)	$(1.779)
Less distributions
From net realized gain	$—		$—	$—	$—	$(0.450)	$(0.741)
Total distributions	$—		$—	$—	$—	$(0.450)	$(0.741)
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—	$—
Net asset value — End of period	$12.200		$11.480	$10.520	$10.040	$8.260	$11.150
Total Return(3)	6.27%		9.12%	4.78%	21.55%	(22.43)%	(13.75)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$649,852		$678,958	$756,367	$712,385	$593,993	$621,963
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(4)	2.35	%(5)	2.31%	2.55%	2.74%	2.44%	2.45%
Net expenses after custodian fee reduction(4)	2.35	%(5)	2.31%	2.54%	2.72%	2.42%	2.43%
Net investment loss	(1.69	)%(5)	(1.46)%	(1.84)%	(1.93)%	(1.66)%	(1.64)%
Portfolio Turnover of the Portfolio	4%		13%	13%	27%	38%	24%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the management fee and/or distribution fee and/or investment adviser fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.37	%(5)	2.32%	2.55%
Expenses after custodian fee reduction(4)	2.37	%(5)	2.32%	2.54%
Net investment loss	(1.71	)%(5)	(1.47)%	(1.84)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)(2)	2004(1)(2)	2003(1)(2)	2002(1)(2)	2001(1)(2)
Net asset value — Beginning of period	$11.480		$10.520	$10.040	$8.260	$11.260	$13.940
Income (loss) from operations
Net investment loss	$(0.099)		$(0.157)	$(0.197)	$(0.169)	$(0.162)	$(0.191)
Net realized and unrealized gain (loss)	0.819		1.117	0.677	1.949	(2.294)	(1.593)
Total income (loss) from operations	$0.720		$0.960	$0.480	$1.780	$(2.456)	$(1.784)
Less distributions
From net realized gain	$—		$—	$—	$—	$(0.544)	$(0.896)
Total distributions	$—		$—	$—	$—	$(0.544)	$(0.896)
Redemption fees	$0.000	(5)	$0.000 (5)	$0.000 (5)	$—	$—	$—
Net asset value — End of period	$12.200		$11.480	$10.520	$10.040	$8.260	$11.260
Total Return(3)	6.27%		9.20%	4.82%	21.52%	(22.46)%	(13.70)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$492,152		$484,652	$499,058	$396,330	$310,766	$266,628
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(4)	2.35	%(6)	2.31%	2.55%	2.74%	2.44%	2.46%
Net expenses after custodian fee reduction(4)	2.35	%(6)	2.31%	2.54%	2.72%	2.42%	2.44%
Net investment loss	(1.69	)%(6)	(1.46)%	(1.83)%	(1.93)%	(1.65)%	(1.64)%
Portfolio Turnover of the Portfolio	4%		13%	13%	27%	38%	24%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the management fee and/or distribution fee and/or investment adviser fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.37	%(6)	2.32%	2.55%
Expenses after custodian fee reduction(4)	2.37	%(6)	2.32%	2.54%
Net investment loss	(1.71	)%(6)	(1.47)%	(1.83)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a .08270413-for-1 reverse stock split effective on November 11, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Amounts represent less than $0.0005 per share.

(6)  Annualized.

See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)(2)
Net asset value — Beginning of period	$11.280		$10.280	$10.000
Income (loss) from operations
Net investment loss	$(0.068)		$(0.096)	$(0.133)
Net realized and unrealized gain	0.808		1.096	0.412
Total income from operations	$0.740		$1.000	$0.279
Redemption fees	$0.000	(3)	$0.000 (3)	$0.001
Net asset value — End of period	$12.020		$11.280	$10.280
Total Return(4)	6.56%		9.73%	2.80%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$4,612		$3,101	$1,594
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(5)	1.85	%(6)	1.81%	2.05	%(6)
Net expenses after custodian fee reduction(5)	1.85	%(6)	1.81%	2.04	%(6)
Net investment loss	(1.18	)%(6)	(0.91)%	(1.29	)%(6)
Portfolio Turnover of the Portfolio	4%		13%	13%
† The operating expenses of the Fund and the Portfolio may reflect a reduction of the management fee and/or distribution fee and/or investment adviser fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.87	%(6)	1.82%
Expenses after custodian fee reduction(5)	1.87	%(6)	1.82%
Net investment loss	(1.20	)%(6)	(0.92)%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class R shares, September 8, 2003 to August 31, 2004.

(3)  Amounts represent less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annual basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class R shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund previously offered Class D shares. Such offering was discontinued during the year ended August 31, 2005. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gains on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $5,603,581 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on August 31, 2011.

During the year ended August 31, 2005, capital loss carryovers of $41,446,070 were utilized to offset net realized gains.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares held by Class A and Class R shareholders for less than 90 days, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital. For the six months ended February 28, 2006 and for the year ended August 31, 2005 the Fund received $9,999 and $28,272, respectively, in redemption fees on Class A shares. For the six months ended February 28, 2006, the Fund received no redemption fees on Class R shares.

I  Other — Investment transactions are accounted for on a trade-date basis.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carryover from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Fund's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Fund. EVM agreed to reduce its fee to the annual rate of 0.183% of average net assets of $2 billion but less than $2.5 billion and 0.167% of average net assets of $2.5 billion or more. For the six months ended February 28, 2006, the fee was equivalent to 0.22% (annualized) of the Fund's average daily net assets and amounted to $2,747,250. Pursuant to the Fee Reduction Agreement, EVM reduced its fee in the amount of $6,085 for the six months ended February 28, 2006. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended February 28, 2006, EVM earned $125,792 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $191,000 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	9,580,164	40,768,592
Redemptions	(14,002,388)	(40,940,148)
Exchange from Class B shares	1,692,711	3,751,497
Net increase (decrease)	(2,729,513)	3,579,941
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	1,007,988	3,430,949
Redemptions	(5,257,508)	(14,490,160)
Exchange to Class A shares	(1,605,262)	(3,540,422)
Merged from Class D	—	1,847,613
Net decrease	(5,854,782)	(12,752,020)
Class C	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(1)
Sales	2,630,914	7,318,941
Redemptions	(4,490,745)	(12,537,618)
Net decrease	(1,859,831)	(5,218,677)
Class D	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005(2)
Sales	—	—
Redemptions	—	(6,715)
Merged to Class B	—	(2,103,283)
Net decrease	—	(2,109,998)

Class R	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	149,951	205,517
Redemptions	(40,989)	(85,737)
Net increase	108,962	119,780

(1) Transactions have been restated to reflect the effects of a 0.8270413-for-1 reverse stock split effective on November 11, 2005.

(2) Offering of Class D shares were discontinued during the year ended August 31, 2005 (see Note 1).

Redemptions or exchanges of Class A and Class R shares made within 90 days of purchase are subject to a redemption fee equal to 1% of the amount redeemed.

5  Distribution Plans

Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan in effect for Class D shares (Class D plan) was terminated by the trustees effective September 10, 2004. The Plans require that the Class A shares and the Class R shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares and Class R shares. EVD may pay up to the entire amount of the Class A and Class R distribution fees to investment dealers for providing personal services to shareholders. For the six months ended February 28, 2006, the Class A and Class R shares paid or accrued $1,751,683 and $4,558, respectively, payable to EVD. The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each class. With respect to Class B and Class C, each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,469,592 and $1,809,937 for Class B and Class C shares, respectively, payable to EVD for the six months ended February 28, 2006, representing 0.75% of

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the average daily net assets for Class B and Class C shares, respectively. At February 28, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $19,372,000 and $47,935,000 for Class B and Class C shares, respectively.

The Plans authorize the Class B, Class C and Class R shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B, Class C and Class R shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2006 amounted to $823,197, $603,312 and $4,558 for Class B, Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 28, 2006, the Fund was informed that EVD received approximately $1,047,000 and $765,000 of CDSC paid by shareholders for Class B and Class C shares, respectively.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 2006 aggregated $169,792,744 and $305,692,528, respectively.

Worldwide Health Sciences Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.16%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 14.92%(1)
Altana AG	1,750,000	$94,208,116	3.62%
Novartis AG	3,615,000	194,578,584	7.48%
Serono SA	140,000	99,360,251	3.82%
		$388,146,951	14.92%
Major Capitalization-Far East — 12.51%(1)
Astellas Pharma, Inc.	2,698,000	$104,094,109	4.00%
Chugai Pharmaceuticals Co., Ltd.	5,100,000	93,461,676	3.59%
Takeda Pharmaceutical Co., Ltd.	2,300,000	128,042,836	4.92%
		$325,598,621	12.51%
Major Capitalization-North America — 39.34%(1)
Amgen, Inc.(3)	2,341,000	$176,722,090	6.80%
Genentech, Inc.(3)	1,900,000	162,811,000	6.26%
Genzyme Corp.(3)	1,900,000	131,746,000	5.07%
Lilly (Eli) & Co.	1,812,000	100,783,440	3.88%
Medimmune, Inc.(3)	4,400,000	160,556,000	6.17%
Pfizer, Inc.	3,124,000	81,817,560	3.15%
Schering-Plough Corp.	5,500,000	101,750,000	3.91%
Wyeth	2,138,500	106,497,300	4.10%
		$1,022,683,390	39.34%
Specialty Capitalization-Europe — 1.30%
Crucell NV ADR(3)	1,358,880	$33,740,990	1.30%
		$33,740,990	1.30%
Specialty Capitalization-North America — 30.09%
Abgenix, Inc.(3)	4,000,000	$88,960,000	3.42%
Affymetrix, Inc.(3)	1,825,000	64,805,750	2.49%
Cephalon, Inc.(3)	270,100	21,467,548	0.83%
Enzon Pharmaceuticals, Inc.(3)	2,453,500	16,585,660	0.64%
Exelixis, Inc.(3)	3,100,000	33,666,000	1.29%
Gen-Probe, Inc.(3)	2,100,000	104,916,000	4.04%
Given Imaging, Ltd.(2)(3)	485,000	12,125,000	0.47%
ICOS Corp.(3)	1,140,100	27,510,613	1.06%
Ligand Pharmaceuticals, Inc., Class B(3)	4,050,000	50,422,500	1.94%
Millennium Pharmaceuticals, Inc.(3)	7,600,000	79,648,000	3.06%
NPS Pharmaceuticals, Inc.(3)	3,149,500	48,313,330	1.86%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America (continued)
OSI Pharmaceuticals, Inc.(3)	1,803,000	$58,561,440	2.25%
Pharmacopeia Drug Discovery, Inc.(3)	583,000	2,815,890	0.11%
Savient Pharmaceuticals, Inc.(3)	1,673,500	8,651,995	0.33%
Tanox, Inc.(3)	2,788,000	53,195,040	2.05%
Vertex Pharmaceuticals, Inc.(3)	2,556,500	110,543,060	4.25%
		$782,187,826	30.09%
Total Common Stocks (identified cost $1,957,989,644)		$2,552,357,778
Preferred Stocks — 0.05%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.05%
Predix Pharmaceuticals Holdings, Inc., Series AB(2)(3)(4)	3,898,806	$857,737	0.03%
Predix Pharmaceuticals Holdings, Inc. Series C(2)(3)(4)	2,337,565	514,264	0.02%
		$1,372,001	0.05%
Total Preferred Stocks (identified cost $3,047,657)		$1,372,001
Options — 0.00%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11, 12/12/11(2)(3)	2,898	$0	0.00%
		$0	0.00%
Total Options (identified cost $0)		$0

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants — 0.00%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Given Imaging Warrants, Exp. 9/15/11(2)(3)	1,283	$25,070	0.00%
Total Warrants (identified cost $0)		$25,070
Short-Term Investments — 1.48%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
General Electric Capital Corp., Commercial Paper, 4.56%, 3/1/06	$36,300	$36,300,000	1.40%
Investors Bank and Trust Company Time Deposit, 4.57%, 3/1/06	2,000	2,000,000	0.08%
Total Short-Term Investments (at amortized cost, $38,300,000)		$38,300,000
Total Investments (identified cost $1,999,337,301)		$2,592,054,849	99.69%
Other Assets, Less Liabilities		$8,115,342	0.31%
Net Assets		$2,600,170,191	100.00%

ADR - American Depositary Receipt

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Non-income producing security.

(4)  Restricted security.

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $1,999,337,301)	$2,592,054,849
Cash	3,909
Receivable for investments sold	26,853,101
Interest and dividends receivable	3,212,866
Tax reclaim receivable	1,322,876
Total assets	$2,623,447,601
Liabilities
Payable for investments purchased	$21,512,268
Payable to affiliate for investment advisory fees	1,244,034
Payable to affiliate for administration fee	378,030
Accrued expenses	143,078
Total liabilities	$23,277,410
Net Assets applicable to investors' interest in Portfolio	$2,600,170,191
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,007,554,193
Net unrealized appreciation (computed on the basis of identified cost)	592,615,998
Total	$2,600,170,191

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $192,405)	$6,673,673
Interest	1,694,346
Total investment income	$8,368,019
Expenses
Investment adviser fee	$8,860,888
Administration fee	2,698,708
Trustees' fees and expenses	15,864
Custodian fee	473,076
Legal and accounting services	17,780
Miscellaneous	66,795
Total expenses	$12,133,111
Deduct — Reduction of custodian fee	$45
Reduction of investment adviser fee	31,153
Reduction of administration fee	273,020
Total expense reductions	$304,218
Net expenses	$11,828,893
Net investment loss	$(3,460,874)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(10,771,834)
Foreign currency transactions	(226,696)
Net realized loss	$(10,998,530)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$187,172,968
Foreign currency	(40,460)
Net change in unrealized appreciation (depreciation)	$187,132,508
Net realized and unrealized gain	$176,133,978
Net increase in net assets from operations	$172,673,104

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(3,460,874)	$725,538
Net realized gain (loss) from investment and foreign currency transactions	(10,998,530)	43,802,040
Net change in unrealized appreciation from investments and foreign currency	187,132,508	209,860,354
Net increase in net assets from operations	$172,673,104	$254,387,932
Capital transactions — Contributions	$169,792,744	$551,512,361
Withdrawals	(305,692,528)	(747,903,288)
Net decrease in net assets from capital transactions	$(135,899,784)	$(196,390,927)
Net increase in net assets	$36,773,320	$57,997,005
Net Assets
At beginning of period	$2,563,396,871	$2,505,399,866
At end of period	$2,600,170,191	$2,563,396,871

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.93	%(1)	0.82%	1.08%	1.16%	1.05%	1.05%
Net expenses after custodian fee reduction	0.93	%(1)	0.82%	1.07%	1.15%	1.03%	1.03%
Net investment income (loss)	(0.27	)%(1)	0.03%	(0.37)%	(0.36)%	(0.26)%	(0.27)%
Portfolio Turnover	4%		13%	13%	27%	38%	24%
Total Return(2)	6.99%		10.85%	6.33%	23.51%	(21.37)%	—
Net assets, end of period (000's omitted)	$2,600,170		$2,563,397	$2,505,400	$2,108,247	$1,687,538	$1,705,650

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.95	%(1)	0.83%
Expenses after custodian fee reduction	0.95	%(1)	0.83%
Net investment income (loss)	(0.30	)%(1)	0.02%

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006 the Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction— Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates

Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion, 0.55% of average net assets of $2 billion but less than $3 billion and 0.50% of average net assets in excess of $3 billion. Effective March 28, 2005, OrbiMed agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between OrbiMed and the Portfolio. OrbiMed agreed to reduce its fee to the annual rate of 0.55% of average net assets of $2 billion but less than $2.5 billion and 0.50% of average net assets of $2.5 billion or more. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the S&P 500 Index over specified periods. For the six months ended February 28, 2006, the total fee was equivalent to 0.69% (annualized) of the Portfolio's average daily net assets and amounted to $8,860,888.

OrbiMed has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2006, OrbiMed waived $31,153 of its advisory fee.

Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.183% of average net assets of $2 billion but less than $2.5 billion and 0.167% of average net assets of $2.5 billion or more. Effective March 28, 2005, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.225% of the Portfolio's average daily net assets up to $500 million, 0.2083% of average net assets of $500 million but less than $1 billion, 0.1917% of average net assets of $1 billion but less than $1.5 billion, 0.1750% of average net assets of $1.5 billion but less than $2 billion, 0.1583% of average net assets of $2 billion but less than $2.5 billion and 0.1417% of average net assets of $2.5 billion or more. For the six months ended February 28, 2006, the administration fee was 0.22% (annualized) of average net assets and amounted to $2,698,708. Pursuant to all Fee Reduction Agreements, EVM reduced its fee the amount of $273,020 for the six months ended February 28, 2006.

Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

3  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $101,739,323 and $181,853,037, respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,999,337,301
Gross unrealized appreciation	$760,036,492
Gross unrealized depreciation	(167,318,943)
Net unrealized appreciation	$592,717,549

The net unrealized depreciation on foreign currency is $101,551.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

7  Restricted Securities

At February 28, 2006, the Portfolio owned the following securities (representing 0.52% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals
Holdings, Inc. Series AB	8/12/03 -
	8/06/04	3,898,806	$2,532,528	$857,737
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,129	514,264
			$3,047,657	$1,372,001

8  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2006, there were no outstanding obligations under these financial instruments.

Eaton Vance Worldwide Health Sciences Fund

INVESTMENT MANAGEMENT

Eaton Vance Worldwide Health Sciences Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Worldwide Health Sciences Portfolio

Officers Samuel D. Isaly President Duncan W. Richardson Vice President Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC

767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

426-4/06  HSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 18, 2006

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	April 18, 2006